   As filed with the Securities and Exchange Commission on September 10, 2001.
                                                             File No. 333-91921
                                                                       811-9295

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                            [ ]
                                 --------
    Post-Effective Amendment No.    6                                      [X]
                                 -------

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    56                                      [X]
                                --------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on September 20, 2001 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

HARTFORD LEADERS PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVES)        [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford Leaders Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Plus variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the AIM Variable Insurance Funds



- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the AIM Variable Insurance Funds



- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the AIM Variable Insurance Funds



- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds



- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the AIM Variable Insurance Funds



- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the AIM Variable Insurance Funds



- AIM V.I. INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Equity Fund of the AIM Variable Insurance Funds



- AIM V.I. MID CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Equity Fund of the AIM Variable Insurance Funds



- AIM V.I. VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Value Fund of the AIM Variable Insurance Funds


- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")


- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")


- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark- Investors Growth Stock Series (formerly MFS-Registered Trademark- Growth Series) of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark- Investors Trust Series (formerly MFS-Registered Trademark- Growth with Income Series) of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Asset Strategy Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Asset Strategy Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton International Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton International Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS SEPTEMBER 20, 2001.


THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS SEPTEMBER 20, 2001.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE                                                         7
----------------------------------------------------------------------
HIGHLIGHTS                                                       15
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     17
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    17
----------------------------------------------------------------------
  The Separate Account                                           17
----------------------------------------------------------------------
  The Funds                                                      17
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  20
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURES                                  21
----------------------------------------------------------------------
THE CONTRACT                                                     22
----------------------------------------------------------------------
  Purchases and Contract Value                                   22
----------------------------------------------------------------------
  Charges and Fees                                               25
----------------------------------------------------------------------
  Death Benefit                                                  27
----------------------------------------------------------------------
  Surrenders                                                     31
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  32
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         34
----------------------------------------------------------------------
OTHER INFORMATION                                                35
----------------------------------------------------------------------
  Legal Matters                                                  36
----------------------------------------------------------------------
  More Information                                               36
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       36
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         40
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          41
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               44
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         47
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
---------------------------------------------------------------------
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.00%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contact Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                                             TOTAL FUND
                                                                    12B-1 DISTRIBUTION                        OPERATING
                                                                          AND/OR              OTHER           EXPENSES
                                                  MANAGEMENT FEES     SERVICING FEES        EXPENSES       (INCLUDING ANY
                                                    (INCLUDING          (INCLUDING       (INCLUDING ANY    WAIVERS AND ANY
                                                   ANY WAIVERS)          WAIVERS)        REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund -- Series I (1)        0.80%                N/A               0.46%             1.26%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I (2)              0.73%                N/A               0.57%             1.30%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I (1)(3)             0.75%                N/A               1.38%             2.13%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -- Series I         0.61%                N/A               0.21%             0.82%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I (1)(3)                                      0.85%                N/A               0.78%             1.63%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -- Series I        0.50%                N/A               0.47%             0.97%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund -- Series I         0.73%                N/A               0.29%             1.02%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund -- Series I (2)           0.73%                N/A               0.57%             1.30%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund -- Series I                        0.61%                N/A               0.23%             0.84%
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                   0.44%               0.25%              0.01%             0.70%
--------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund
  (4)                                                  0.50%               0.25%              0.01%             0.76%
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                               0.48%               0.25%              0.03%             0.76%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.66%               0.25%              0.04%             0.95%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.80%               0.25%              0.06%             1.11%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.36%               0.25%              0.02%             0.63%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%               0.25%              0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                      0.54%               0.25%              0.05%             0.84%
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                          0.85%               0.25%              0.07%             1.17%
--------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (5) (6)           0.58%               0.25%              0.02%             0.85%
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (6) (7) (8)         0.53%               0.25%              0.28%             1.06%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (8) (9)                                      0.34%                N/A               0.41%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (6) (8) (10) (11)                            0.55%               0.25%              0.48%             1.28%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IB (12)        0.45%               0.18%              0.03%             0.66%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (13)                                          0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (13)                                          0.75%                N/A               0.10%             0.85%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (13) (14)                                     1.00%                N/A               0.17%             1.17%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (13) (14)                                     0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (13) (14)                             0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series (formerly MFS-Registered Trademark-
  Growth with Income Series) (13)                      0.75%                N/A               0.12%             0.87%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (13) (14)                                     0.75%                N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (13) (14)                                     0.90%                N/A               0.16%             1.06%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (13)                                          0.75%                N/A               0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6)           0.60%               0.25%              0.20%             1.05%
--------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (6)           0.60%               0.25%              0.22%             1.07%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                              1.25%                N/A               0.31%             1.56%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                                           TOTAL FUND
                                                                         12B-1                              OPERATING
                                                                      DISTRIBUTION          OTHER           EXPENSES
                                                  MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2
  (5) (6)                                              0.81%             0.25%             0.06%             1.12%
------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (6)                                          0.67%             0.25%             0.20%             1.12%
------------------------------------------------------------------------------------------------------------------------



(1) Expenses have been restated to reflect current fees.



(2) Based on estimated assets. The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) and to limit total fund operating expenses to 1.45% of average daily net assets until December 31, 2001.



(3) The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total fund operating expenses as shown in the table below.



                                                                                                 TOTAL FUND
                                                                                                  OPERATING
                                                                       12B-1                      EXPENSES
                                                                    DISTRIBUTION               (INCLUDING ANY
                                                      MANAGEMENT       AND/OR        OTHER     WAIVERS AND ANY
                                                         FEES      SERVICING FEES   EXPENSES   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I                     0.02%            N/A         1.38%          1.40%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -- Series I       0.72%            N/A         0.78%          1.50%
--------------------------------------------------------------------------------------------------------------



(4) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.



(5) The Fund administration fee is paid indirectly through the Management Fee.



(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(7) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(8) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------



(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.



(10) Operating Expenses are annualized.



(11) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.



(12) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be 0.73% for Hartford Money Market HLS Fund.



(13) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------



(14) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $109       $180       $242       $359       $62        $100       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $182       $244       $364       $63        $102       $173       $363
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $111       $186       $252       $378       $64        $106       $181       $377
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $177        N/A        N/A       $61        $ 97        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $110       $181        N/A        N/A       $63        $102        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $183        N/A        N/A       $63        $103        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $112       $187        N/A        N/A       $65        $108        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $117       $201       $278       $427       $70        $123       $207       $426
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $118       $206       $285       $440       $71        $127       $214       $439
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $119       $207       $287       $445       $72        $129       $217       $444
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $121       $211       $294       $458       $74        $133       $224       $457
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $211       $300       $56        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $167       $219       $315       $58        $ 86       $148       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $169       $221       $320       $58        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $112       $187       $253       $380       $65        $107       $182       $379
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $113       $191       $260       $394       $66        $112       $189       $393
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $114       $193       $263       $399       $67        $113       $192       $398
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $115       $197       $270       $413       $68        $118       $200       $412
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $167       $219       $315       $58        $ 86       $148       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $227       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $169       $221       $320       $58        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $175       $232       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $179       $239       $355       $62        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $177        N/A        N/A       $61        $ 97        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $110       $181        N/A        N/A       $63        $102        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $183        N/A        N/A       $63        $103        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $112       $187        N/A        N/A       $65        $108        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $302       $56        $ 82       $141       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $317       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $169       $222       $322       $58        $ 89       $152       $321
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $159       $205       $287       $55        $ 78       $134       $286
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $163       $212       $303       $56        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $165       $215       $308       $57        $ 84       $144       $307
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
--------------------------------------
  Without any optional benefits           $32        $ 96       $164       $344
--------------------------------------
  With Optional Death Benefit             $33        $101       $172       $359
--------------------------------------
  With Earnings Protection Benefit        $34        $103       $174       $364
--------------------------------------
  With both optional benefits             $35        $107       $182       $378
--------------------------------------
AIM V.I. BASIC VALUE FUND
--------------------------------------
  Without any optional benefits           $32        $ 98        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $34        $102        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $34        $104        N/A        N/A
--------------------------------------
  With both optional benefits             $36        $109        N/A        N/A
--------------------------------------
AIM V.I. BLUE CHIP FUND
--------------------------------------
  Without any optional benefits           $41        $123       $208       $427
--------------------------------------
  With Optional Death Benefit             $42        $128       $215       $440
--------------------------------------
  With Earnings Protection Benefit        $43        $130       $218       $445
--------------------------------------
  With both optional benefits             $44        $134       $225       $458
--------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $141       $300
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $149       $315
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $320
--------------------------------------
  With both optional benefits             $31        $ 94       $159       $335
--------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
--------------------------------------
  Without any optional benefits           $35        $108       $183       $380
--------------------------------------
  With Optional Death Benefit             $37        $113       $190       $394
--------------------------------------
  With Earnings Protection Benefit        $38        $114       $193       $399
--------------------------------------
  With both optional benefits             $39        $119       $200       $413
--------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
--------------------------------------
  Without any optional benefits           $28        $ 87       $149       $315
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $330
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $159       $335
--------------------------------------
  With both optional benefits             $32        $ 98       $167       $350
--------------------------------------
AIM V.I. INTERNATIONAL EQUITY FUND
--------------------------------------
  Without any optional benefits           $29        $ 89       $151       $320
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $159       $335
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $162       $340
--------------------------------------
  With both optional benefits             $33        $100       $169       $355
--------------------------------------
AIM V.I. MID CAP EQUITY FUND
--------------------------------------
  Without any optional benefits           $32        $ 98        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $34        $102        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $34        $104        N/A        N/A
--------------------------------------
  With both optional benefits             $36        $109        N/A        N/A
--------------------------------------
AIM V.I. VALUE FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $317
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $322
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $337
--------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
--------------------------------------
  Without any optional benefits           $26        $ 79       $135       $287
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $142       $303
--------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $308
--------------------------------------
  With both optional benefits             $29        $ 90       $153       $323
--------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $161       $208       $293       $55        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $167       $218       $314       $58        $ 86       $147       $313
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $161       $208       $293       $55        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $167       $218       $314       $58        $ 86       $147       $313
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $167       $218       $313       $57        $ 86       $147       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $171       $226       $328       $59        $ 91       $155       $327
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $173       $228       $333       $60        $ 92       $157       $332
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $177       $236       $348       $61        $ 97       $165       $347
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $177       $236       $349       $61        $ 97       $166       $348
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $182       $244       $364       $63        $102       $173       $363
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $101       $157       $201       $280       $54        $ 76       $130       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $161       $209       $295       $56        $ 80       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $103       $163       $211       $301       $56        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $168       $219       $316       $58        $ 87       $148       $315
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $101       $156       $199       $276       $54        $ 75       $128       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $102       $160       $207       $292       $55        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $103       $162       $210       $297       $56        $ 81       $139       $296
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $104       $167       $218       $313       $57        $ 86       $147       $312
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $302       $56        $ 82       $141       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $317       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $169       $222       $322       $58        $ 89       $152       $321
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $109       $179       $239       $355       $62        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $184       $247       $370       $63        $104       $176       $369
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $303       $56        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $318       $58        $ 87       $149       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $231       $338       $60        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $231       $339       $60        $ 94       $160       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $242       $359       $62        $100       $171       $358
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
--------------------------------------
  Without any optional benefits           $26        $ 81       $138       $293
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $146       $309
--------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $148       $314
--------------------------------------
  With both optional benefits             $30        $ 92       $156       $329
--------------------------------------
AMERICAN FUNDS BOND FUND
--------------------------------------
  Without any optional benefits           $26        $ 81       $138       $293
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $146       $309
--------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $148       $314
--------------------------------------
  With both optional benefits             $30        $ 92       $156       $329
--------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
--------------------------------------
  Without any optional benefits           $28        $ 87       $148       $313
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $156       $328
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $333
--------------------------------------
  With both optional benefits             $32        $ 98       $166       $348
--------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
--------------------------------------
  Without any optional benefits           $30        $ 92       $156       $329
--------------------------------------
  With Optional Death Benefit             $32        $ 96       $164       $344
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $166       $349
--------------------------------------
  With both optional benefits             $34        $103       $174       $364
--------------------------------------
AMERICAN FUNDS GROWTH FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $131       $280
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $139       $295
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $141       $301
--------------------------------------
  With both optional benefits             $29        $ 88       $149       $316
--------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
--------------------------------------
  Without any optional benefits           $25        $ 76       $129       $276
--------------------------------------
  With Optional Death Benefit             $26        $ 80       $137       $292
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $297
--------------------------------------
  With both optional benefits             $28        $ 87       $148       $313
--------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $317
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $322
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $337
--------------------------------------
AMERICAN FUNDS NEW WORLD FUND
--------------------------------------
  Without any optional benefits           $31        $ 94       $159       $335
--------------------------------------
  With Optional Death Benefit             $32        $ 98       $167       $350
--------------------------------------
  With Earnings Protection Benefit        $33        $100       $169       $355
--------------------------------------
  With both optional benefits             $34        $105       $177       $370
--------------------------------------
FRANKLIN REAL ESTATE FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $303
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $318
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $323
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------
FRANKLIN SMALL CAP FUND
--------------------------------------
  Without any optional benefits           $29        $ 90       $153       $324
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $161       $339
--------------------------------------
  With Earnings Protection Benefit        $32        $ 96       $164       $344
--------------------------------------
  With both optional benefits             $33        $101       $172       $359
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $160       $207       $292       $55        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $165       $215       $308       $57        $ 84       $144       $307
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $167       $218       $313       $57        $ 86       $147       $312
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $171       $226       $328       $59        $ 91       $155       $327
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $176       $235       $346       $61        $ 96       $164       $345
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $109       $181       $243       $361       $63        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $182       $245       $366       $63        $102       $174       $365
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $112       $187       $253       $380       $65        $107       $182       $379
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $101       $157       $202       $283       $54        $ 77       $132       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $162       $210       $298       $56        $ 81       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $103       $164       $213       $304       $56        $ 83       $142       $303
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $169       $221       $319       $58        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $303       $56        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $318       $58        $ 87       $149       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $231       $338       $60        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $109       $179       $239       $355       $62        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $184       $247       $370       $63        $104       $176       $369
-----------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $164       $214       $305       $57        $ 83       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $221       $320       $58        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $232       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $26        $ 80       $137       $292
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $145       $308
--------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $148       $313
--------------------------------------
  With both optional benefits             $30        $ 91       $156       $328
--------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
--------------------------------------
  Without any optional benefits           $32        $ 97       $165       $346
--------------------------------------
  With Optional Death Benefit             $33        $102       $173       $361
--------------------------------------
  With Earnings Protection Benefit        $34        $103       $175       $366
--------------------------------------
  With both optional benefits             $35        $108       $183       $380
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $132       $283
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $140       $298
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
--------------------------------------
  Without any optional benefits           $28        $ 85       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $344
--------------------------------------
MFS EMERGING GROWTH SERIES
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $303
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $318
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $323
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------
MFS GLOBAL EQUITY SERIES
--------------------------------------
  Without any optional benefits           $31        $ 94       $159       $335
--------------------------------------
  With Optional Death Benefit             $32        $ 98       $167       $350
--------------------------------------
  With Earnings Protection Benefit        $33        $100       $169       $355
--------------------------------------
  With both optional benefits             $34        $105       $177       $370
--------------------------------------
MFS HIGH INCOME SERIES
--------------------------------------
  Without any optional benefits           $28        $ 85       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $344
--------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
--------------------------------------
  Without any optional benefits           $28        $ 85       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $344
--------------------------------------
MFS INVESTORS TRUST SERIES
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $325
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $340
--------------------------------------
MFS MID CAP GROWTH SERIES
--------------------------------------
  Without any optional benefits           $28        $ 85       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $344
--------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $231       $339       $60        $ 94       $160       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $242       $359       $62        $100       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $215       $308       $57        $ 84       $144       $307
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $328       $59        $ 91       $155       $327
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $233       $343       $61        $ 95       $162       $342
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $231       $338       $60        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $176       $233       $343       $61        $ 95       $162       $342
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $241       $358       $62        $100       $170       $357
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $175       $232       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $181       $242       $360       $62        $101       $171       $359
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $111       $185       $249       $373       $64        $105       $178       $373
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $112       $189       $257       $388       $65        $110       $186       $387
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $113       $191       $259       $392       $66        $111       $188       $392
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $114       $195       $267       $407       $68        $116       $196       $406
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $172       $227       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $182       $245       $365       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $172       $227       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $182       $245       $365       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MFS NEW DISCOVERY SERIES
--------------------------------------
  Without any optional benefits           $29        $ 90       $153       $324
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $161       $339
--------------------------------------
  With Earnings Protection Benefit        $32        $ 96       $164       $344
--------------------------------------
  With both optional benefits             $33        $101       $172       $359
--------------------------------------
MFS TOTAL RETURN SERIES
--------------------------------------
  Without any optional benefits           $28        $ 85       $145       $308
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $323
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $156       $328
--------------------------------------
  With both optional benefits             $31        $ 96       $163       $343
--------------------------------------
MUTUAL SHARES SECURITIES FUND
--------------------------------------
  Without any optional benefits           $29        $ 90       $153       $323
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $161       $338
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $163       $343
--------------------------------------
  With both optional benefits             $33        $101       $171       $358
--------------------------------------
TEMPLETON ASSET STRATEGY FUND
--------------------------------------
  Without any optional benefits           $30        $ 90       $154       $325
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $162       $340
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $164       $345
--------------------------------------
  With both optional benefits             $33        $101       $172       $360
--------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
--------------------------------------
  Without any optional benefits           $35        $106       $179       $373
--------------------------------------
  With Optional Death Benefit             $36        $110       $187       $388
--------------------------------------
  With Earnings Protection Benefit        $37        $112       $189       $392
--------------------------------------
  With both optional benefits             $38        $117       $197       $407
--------------------------------------
TEMPLETON GROWTH SECURITIES FUND
--------------------------------------
  Without any optional benefits           $30        $ 92       $157       $330
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $164       $345
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $167       $350
--------------------------------------
  With both optional benefits             $34        $103       $175       $365
--------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $30        $ 92       $157       $330
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $164       $345
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $167       $350
--------------------------------------
  With both optional benefits             $34        $103       $175       $365
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:
x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If the death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, and the AIM V.I. Value Fund are investment company portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment adviser for these funds.



American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance
Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.


Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered
Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O.
Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel LLC. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.



AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.



AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests at least 65% of its total assets in common stocks of blue chip companies.



AIM V.I. CAPITAL APPRECIATION FUND -- Seeks long-term growth of capital. Invests in companies likely to benefit from newer innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.



AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests in debt securities issued, guaranteed or otherwise backed by the United States Government.



AIM V.I. INTERNATIONAL EQUITY FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in foreign over-the-counter markets.



AIM V.I. MID CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap-TM- Index.



AIM V.I. VALUE FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests primarily in equity securities judged by the fund's adviser to be undervalued relative to the adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to the equity market generally.


AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.


AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.


AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non-U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in equity securities of companies expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (FORMERLY MFS GROWTH SERIES) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY MFS GROWTH WITH INCOME SERIES) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON ASSET STRATEGY FUND -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in emerging market equity securities.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

TEMPLETON INTERNATIONAL SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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We may provide information on various topics to Contract Owners and prospective
Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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designated by you. If you do not designate an Account, you will receive the
Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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If you make a subsequent Premium Payment that increases your cumulative Premium
Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.



In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com
  -----------------------------

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

TRANSFER INSTRUCTIONS YOU SEND ELECTRONICALLY ARE CONSIDERED TO BE RECEIVED BY HARTFORD AT THE TIME AND DATE STATED ON THE ELECTRONIC ACKNOWLEDGEMENT HARTFORD RETURNS TO YOU. IF THE TIME AND DATE INDICATED ON THE ACKNOWLEDGEMENT IS BEFORE THE CLOSE OF THE NEW YORK STOCK

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------
EXCHANGE ON A VALUATION DAY, THE INSTRUCTIONS WILL BE CARRIED OUT THAT DAY. OTHERWISE, THE INSTRUCTIONS WILL BE CARRIED OUT AT THE CLOSE OF THE NEW YORK STOCK EXCHANGE THE NEXT VALUATION DAY. IF YOU DO NOT RECEIVE AN ELECTRONIC ACKNOWLEDGEMENT, YOU SHOULD TELEPHONE US AS SOON AS POSSIBLE.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange. Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must:
  (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.


IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.


MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.


INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------
Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.


For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.


5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?



You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.



FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.



VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return


The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:


Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase(-Registered Trademark-) is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.
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36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASES OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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    "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement
Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.
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38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue
Service.
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40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit an an Earnings Protetction Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There is no information for AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund,
AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund,
AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, AIM V.I. Value Fund, and the American Funds Blue Chip Income and Growth Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.



                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.185(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.574
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.179
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.565
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.187(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.937
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.181
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.927
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $16.074(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.942
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $16.064
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.930
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $17.949(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.867
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $17.937
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.854
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $14.655(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.663
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $14.646
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $12.651
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.277(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.694
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.271
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.684
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $17.289(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.268
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $17.278
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.255
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $12.616(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.291
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $12.607
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $8.568(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.768
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $8.562
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.758
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $21.677(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $14.606
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $21.663
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $14.592
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.109(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.869
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.102
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      --
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      --
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $1.024(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $1.034
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $1.023
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $1.033
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $14.317(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $11.855
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $14.308
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $11.844
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $18.198(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.132
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $18.187
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.120
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $11.465(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.877
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $11.458
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.866
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
 (FORMERLY MFS GROWTH SERIES)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $13.029(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $11.273
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $13.021
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $11.262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY
 MFS GROWTH WITH INCOME SERIES)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.418(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.541
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.412
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.532
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.141(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.819
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.134
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.809
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      --
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      --
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $17.516(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.102
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $17.505
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $13.089
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.159(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.861
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.153
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.851
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.276(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.846
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.270
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $9.836
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.949(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.342
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.942
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.332
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.600(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $8.639
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.594
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                        $8.630
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                  $9.578(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.074
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                  $9.572
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.064
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                 $10.669(a)
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.138
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 $10.662
--------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       $10.128
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                     --
--------------------------------------------------------------------------------

(a) Inception Date March 6, 2000.

To obtain a Statement of Additional Information for Hartford Leaders Plus variable annuity, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                              HARTFORD LEADERS PLUS


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: September 20, 2001
Date of Statement of Additional Information: September 20, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................2
      Safekeeping of Assets..................................................2
      Independent Public Accountants.........................................2
      Non-Participating......................................................3
      Misstatement of Age or Sex.............................................4
      Principal Underwriter..................................................4
PERFORMANCE RELATED INFORMATION..............................................4
      Total Return for all Sub-Accounts......................................4
      Yield for Sub-Accounts.................................................5
      Money Market Sub-Accounts..............................................5
      Additional Materials...................................................6
      Performance Comparisons................................................6
PERFORMANCE TABLES...........................................................8
FINANCIAL STATEMENTS......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $52,247,774; 1999: $16,156,318; and 1998: $0.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

There is no information for AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Equity Fund, and the American Funds Blue Chip Income and Growth Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              SUB-ACCOUNT        1 YEAR         5 YEAR         10 YEAR         SINCE
                                       INCEPTION DATE                                                   INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund          04/01/1999        -10.08%           N/A            N/A           19.94%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                09/10/2001          N/A             N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                  12/29/1999        -20.69%           N/A            N/A          -20.54%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       04/01/1999        -23.37%           N/A            N/A            6.46%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    12/29/1999        -30.25%           N/A            N/A          -30.05%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund      04/01/1999         -2.68%           N/A            N/A           -4.45%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund       04/01/1999        -38.61%           N/A            N/A           -0.65%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund             09/10/2001          N/A             N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                      04/01/1999        -27.04%           N/A            N/A           -8.75%
---------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund     08/01/1989         -8.32%           N/A            N/A           -4.92%
---------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
Growth Fund                              07/05/2001          N/A             N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                 01/02/1996         -7.73%           N/A            N/A           -5.89%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund        04/30/1997        -31.20%           N/A            N/A            5.21%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small              04/30/1998        -28.90%           N/A            N/A           14.96%
Capitalization Fund
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund               02/08/1984         -8.25%           N/A            N/A           17.39%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund        02/08/1984         -4.82%           N/A            N/A           -0.18%
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund        05/01/1990        -34.34%           N/A            N/A            5.60%
---------------------------------------------------------------------------------------------------------------------
American Funds New World Fund            06/17/1999        -25.13%           N/A            N/A           -8.58%
---------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                01/24/1989         18.43%           N/A            N/A            6.48%
---------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                  11/01/1995        -27.17%           N/A            N/A           25.02%
---------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities     07/01/1999         -7.78%           N/A            N/A           -6.12%
Fund
---------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund      05/01/2000          N/A             N/A            N/A          -36.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund           06/30/1980         -6.63%           N/A            N/A           -4.17%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
Opportunities Series                     08/14/1996        -16.24%           N/A             N/A           9.99%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
Growth Series                            07/24/1995        -31.93%           N/A             N/A          10.42%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global
Equity Series                            05/03/1999        -19.62%           N/A             N/A          -1.13%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Growth Stock Series (formerly MFS
Growth Series)                           05/03/1999        -18.71%           N/A             N/A           8.25%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Trust Series (formerly MFS Growth
with Income Series)                      10/09/1995        -12.79%           N/A             N/A          -6.78%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
Series                                   07/26/1995        -19.21%           N/A             N/A         -13.14%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap
Growth Series                            05/01/2000          N/A             N/A             N/A         -14.67%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
Series                                   05/01/1998        -14.60%           N/A             N/A          27.36%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
Series                                   01/03/1995          3.11%           N/A             N/A           1.07%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund            11/08/1996          0.39%           N/A             N/A           4.12%
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund            08/24/1988        -12.60%           N/A             N/A           1.60%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets             03/04/1996        -43.88%           N/A             N/A         -13.37%
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund         03/15/1994        -11.20%           N/A             N/A           2.33%
---------------------------------------------------------------------------------------------------------------------
Templeton International Securities       05/01/1992        -14.98%           N/A             N/A           0.77%
Fund
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                             FUND INCEPTION      1 YEAR         5 YEAR         10 YEAR        SINCE
                                            DATE                                                       INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           05/01/1998         0.92%           N/A            N/A          13.63%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                 09/10/2001         N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                   12/29/1999        -9.69%           N/A            N/A          -9.62%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        05/03/1993       -12.37%          13.56%          N/A          15.43%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund     12/29/1999       -19.25%           N/A            N/A         -19.11%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       05/05/1993         8.32%           3.59%          N/A           3.64%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund        05/05/1993       -27.61%           9.27%          N/A           9.78%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund              09/10/2001         N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                       05/03/1993       -16.04%          13.98%          N/A          15.38%
---------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund      08/01/1989         2.68%          10.00%         10.66%         9.17%
---------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
Growth Fund                               07/05/2001         N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  01/02/1996         3.27%           N/A            N/A           3.67%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         04/30/1997       -20.20%           N/A            N/A          17.48%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small               04/30/1998       -17.90%           N/A            N/A          18.27%
Capitalization Fund
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                02/08/1984         2.75%          24.59%         20.16%        16.71%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund         02/08/1984         6.18%          14.17%         13.65%        13.17%
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund         05/01/1990       -23.34%          14.27%         11.70%        10.32%
---------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             06/17/1999       -14.13%           N/A            N/A           0.47%
---------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                 01/24/1989        29.43%           8.63%         11.61%         8.61%
---------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                   11/01/1995       -16.17%          18.25%          N/A          18.06%
---------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities      07/01/1999         3.22%           N/A            N/A           3.33%
Fund
---------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund       05/01/2000         N/A             N/A            N/A         -25.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund            06/30/1980         4.37%           3.63%          3.19%         5.56%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
Opportunities Series                      08/14/1996        -5.24%           N/A            N/A          20.99%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
Growth Series                             07/24/1995       -20.93%          20.14%          N/A          21.74%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
Series                                    05/03/1999        -8.62%           N/A            N/A           7.00%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Growth Stock Series (formerly MFS
Growth Series)                            05/03/1999        -7.71%           N/A            N/A          15.87%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Trust Series (formerly MFS Growth with
Income Series)                            10/09/1995        -1.79%          14.15%          N/A          14.80%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
Series                                    07/26/1995        -8.21%           3.01%          N/A           3.60%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
Series                                    05/01/2000         N/A             N/A            N/A          -3.67%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
Series                                    05/01/1998        -3.60%           N/A            N/A          20.94%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
Series                                    01/03/1995        14.11%          11.40%          N/A          13.61%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund             11/08/1996        11.39%           N/A            N/A           9.64%
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund             08/24/1988        -1.60%          10.63%         12.19%        10.02%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets              03/04/1996       -32.88%           N/A            N/A         -12.96%
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          03/15/1994        -0.20%          11.12%          N/A          10.00%
-------------------------------------------------------------------------------------------------------------------
Templeton International Securities        05/01/1992        -3.98%          11.25%          N/A          11.20%
Fund
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                   YIELD              EFFECTIVE YIELD
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                                4.56%                   4.66%
----------------------------------------------------------------------------------------------------------------------



         YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                     YIELD
----------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                                                         N/A
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                                                        N/A
----------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                                                     N/A
----------------------------------------------------------------------------------------------------------------------

HARTFORD LEADERS ELITE PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford Leaders Elite Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Elite Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Elite Plus variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PRUDENTIAL JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Prudential Jennison Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- PRUDENTIAL 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Prudential 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")


- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the AIM Variable Insurance Funds



- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the AIM Variable Insurance Funds



- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the AIM Variable Insurance Funds



- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds



- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the AIM Variable Insurance Funds



- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the AIM Variable Insurance Funds



- AIM V.I. INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Equity Fund of the AIM Variable Insurance Funds



- AIM V.I. MID CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Equity Fund of the AIM Variable Insurance Funds



- AIM V.I. VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Value Fund of the AIM Variable Insurance Funds


- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")


- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH
  SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark-Investors Growth Stock Series (formerly MFS-Registered Trademark- Growth Series) of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT (FORMERLY MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT) which purchases shares of the MFS-Registered Trademark- Investors Trust Series (formerly MFS-Registered Trademark- Growth with Income Series) of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Asset Strategy Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Asset Strategy Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton International Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton International Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS SEPTEMBER 20, 2001.


THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS SEPTEMBER 20, 2001.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE                                                         7
----------------------------------------------------------------------
HIGHLIGHTS                                                       16
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     18
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    18
----------------------------------------------------------------------
  The Separate Account                                           18
----------------------------------------------------------------------
  The Funds                                                      18
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  22
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURES                                  22
----------------------------------------------------------------------
THE CONTRACT                                                     23
----------------------------------------------------------------------
  Purchases and Contract Value                                   23
----------------------------------------------------------------------
  Charges and Fees                                               26
----------------------------------------------------------------------
  Death Benefit                                                  29
----------------------------------------------------------------------
  Surrenders                                                     32
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  34
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         36
----------------------------------------------------------------------
OTHER INFORMATION                                                37
----------------------------------------------------------------------
  Legal Matters                                                  37
----------------------------------------------------------------------
  More Information                                               37
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       37
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         42
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          43
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               46
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         49
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
---------------------------------------------------------------------
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.00%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                                             TOTAL FUND
                                                                           12B-1                              OPERATING
                                                                       DISTRIBUTION           OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY     FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           0.60%              0.25%              0.19%             1.04%
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio (1)                                         0.85%              0.25%              0.60%             1.70%
--------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        0.75%              0.25%              0.28%             1.28%
--------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                              0.40%              0.25%              0.20%             0.85%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund -- Series I (2)         0.80%               N/A               0.46%             1.26%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I (3)               0.73%               N/A               0.57%             1.30%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I (2)(4)              0.75%               N/A               1.38%             2.13%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -- Series I          0.61%               N/A               0.21%             0.82%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -- Series I
  (2)(4)                                                0.85%               N/A               0.78%             1.63%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -- Series I         0.50%               N/A               0.47%             0.97%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund -- Series I          0.73%               N/A               0.29%             1.02%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund -- Series I (3)            0.73%               N/A               0.57%             1.30%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund -- Series I                         0.61%               N/A               0.23%             0.84%
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%              0.25%              0.01%             0.70%
--------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund
  (5)                                                   0.50%              0.25%              0.01%             0.76%
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%              0.25%              0.03%             0.76%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%              0.25%              0.04%             0.95%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%              0.25%              0.06%             1.11%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%              0.25%              0.02%             0.63%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%              0.25%              0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%              0.25%              0.05%             0.84%
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%              0.25%              0.07%             1.17%
--------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (6) (7)            0.58%              0.25%              0.02%             0.85%
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (7) (8) (9)          0.53%              0.25%              0.28%             1.06%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (9) (10)                                      0.34%               N/A               0.41%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (7) (9) (11) (12)                             0.55%              0.25%              0.48%             1.28%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IB (13)         0.45%              0.18%              0.03%             0.66%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (14)                                           0.75%               N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (14)                                           0.75%               N/A               0.10%             0.85%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (14) (15)                                      1.00%               N/A               0.17%             1.17%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series (14)
  (15)                                                  0.75%               N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (14) (15)                              0.75%               N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-Investors Trust
  Series (formerly MFS-Registered Trademark-
  Growth with Income Series) (14)                       0.75%               N/A               0.12%             0.87%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (14) (15)                                      0.75%               N/A               0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (14) (15)                                      0.90%               N/A               0.16%             1.06%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (14)                                           0.75%               N/A               0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                                           TOTAL FUND
                                                                         12B-1                              OPERATING
                                                                      DISTRIBUTION          OTHER           EXPENSES
                                                  MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (7)           0.60%             0.25%             0.20%             1.05%
------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (7)           0.60%             0.25%             0.22%             1.07%
------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                              1.25%              N/A              0.31%             1.56%
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2
  (6) (7)                                              0.81%             0.25%             0.06%             1.12%
------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (7)                                          0.67%             0.25%             0.20%             1.12%
------------------------------------------------------------------------------------------------------------------------



(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. With voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio          0.85%             0.25%        0.54%        1.64%
---------------------------------------------------------------------------------------------------------------



(2) Expenses have been restated to reflect current fees.



(3) Based on estimated assets. The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) and to limit total fund operating expenses to 1.45% of average daily net assets until December 31, 2001.



(4) The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total fund operating expenses as shown in the table below.



                                                                                                 TOTAL FUND
                                                                                                  OPERATING
                                                                 12B-1                            EXPENSES
                                                              DISTRIBUTION                     (INCLUDING ANY
                                                            AND/OR SERVICING       OTHER       WAIVERS AND ANY
                                          MANAGEMENT FEES         FEES           EXPENSES      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I            0.02%              N/A              1.38%           1.40%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I                                     0.72%              N/A              0.78%           1.50%
--------------------------------------------------------------------------------------------------------------



(5) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.



(6) The Fund administration fee is paid indirectly through the Management Fee.



(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(8) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(10) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.



(11) Operating Expenses are annualized.



(12) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.



(13) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be 0.73% for Hartford Money Market HLS Fund.



(14) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------



(15) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:



                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

EXAMPLES

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL
   JENNISON
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105   $169    $222     $322    $58    $ 89    $152     $321     $29      $ 89      $152       $322
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $107   $175    $233     $342    $61    $ 95    $162     $341     $31      $ 96      $163       $342
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $180    $240     $357    $62    $100    $170     $356     $33      $100      $170       $357
 -----------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL
   JENNISON
   INTERNATIONAL
   GROWTH
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $112   $187     N/A      N/A    $65    $107     N/A      N/A     $36      $108       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $113   $191     N/A      N/A    $66    $112     N/A      N/A     $37      $113       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $114   $193     N/A      N/A    $67    $114     N/A      N/A     $38      $114       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $115   $197     N/A      N/A    $68    $118     N/A      N/A     $39      $119       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL
   20/20 FOCUS
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $108   $176    $235     $346    $61    $ 96    $164     $345     $32      $ 97      $165       $346
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $109   $181    $243     $361    $63    $101    $172     $360     $33      $102      $173       $361
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $110   $182    $245     $366    $63    $102    $174     $365     $34      $103      $175       $366
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $112   $187    $253     $380    $65    $107    $182     $379     $35      $108      $183       $380
 -----------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL
   VALUE
   PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163     N/A      N/A    $56    $ 83     N/A      N/A     $27      $ 83       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $168     N/A      N/A    $58    $ 87     N/A      N/A     $29      $ 88       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $170     N/A      N/A    $59    $ 89     N/A      N/A     $29      $ 90       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $174     N/A      N/A    $60    $ 94     N/A      N/A     $31      $ 95       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   AGGRESSIVE
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $109   $180    $242     $359    $62    $100    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $110   $182    $244     $364    $63    $102    $173     $363     $34      $103      $174       $364
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $111   $186    $252     $378    $64    $106    $181     $377     $35      $107      $182       $378
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. BASIC
   VALUE FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $108   $177     N/A      N/A    $61    $ 97     N/A      N/A     $32      $ 98       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $110   $181     N/A      N/A    $63    $102     N/A      N/A     $34      $102       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $110   $183     N/A      N/A    $63    $103     N/A      N/A     $34      $104       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $112   $187     N/A      N/A    $65    $108     N/A      N/A     $36      $109       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. BLUE
   CHIP FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $117   $201    $278     $427    $70    $123    $207     $426     $41      $123      $208       $427
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $118   $206    $285     $440    $71    $127    $214     $439     $42      $128      $215       $440
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $119   $207    $287     $445    $72    $129    $217     $444     $43      $130      $218       $445
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $121   $211    $294     $458    $74    $133    $224     $457     $44      $134      $225       $458
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   CAPITAL
   APPRECIATION
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163    $211     $300    $56    $ 82    $140     $299     $27      $ 83      $141       $300
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $167    $219     $315    $58    $ 86    $148     $314     $28      $ 87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $169    $221     $320    $58    $ 88    $151     $319     $29      $ 89      $151       $320
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $173    $229     $335    $60    $ 93    $158     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. DENT
   DEMOGRAPHIC
   TRENDS FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $112   $187    $253     $380    $65    $107    $182     $379     $35      $108      $183       $380
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $113   $191    $260     $394    $66    $112    $189     $393     $37      $113      $190       $394
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $114   $193    $263     $399    $67    $113    $192     $398     $38      $114      $193       $399
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $115   $197    $270     $413    $68    $118    $200     $412     $39      $119      $200       $413
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   GOVERNMENT
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105   $167    $219     $315    $58    $ 86    $148     $314     $28      $ 87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $172    $227     $330    $59    $ 91    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $107   $173    $229     $335    $60    $ 93    $158     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $178    $237     $350    $61    $ 97    $166     $349     $32      $ 98      $167       $350
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   INTERNATIONAL
   EQUITY FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105   $169    $221     $320    $58    $ 88    $151     $319     $29      $ 89      $151       $320
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $173    $229     $335    $60    $ 93    $158     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $107   $175    $232     $340    $60    $ 94    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $179    $239     $355    $62    $ 99    $169     $354     $33      $100      $169       $355
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. MID
   CAP EQUITY
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $108   $177     N/A      N/A    $61    $ 97     N/A      N/A     $32      $ 98       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $110   $181     N/A      N/A    $63    $102     N/A      N/A     $34      $102       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $110   $183     N/A      N/A    $63    $103     N/A      N/A     $34      $104       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $112   $187     N/A      N/A    $65    $108     N/A      N/A     $36      $109       N/A        N/A
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. VALUE
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163    $212     $302    $56    $ 82    $141     $301     $27      $ 83      $142       $302
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $169    $222     $322    $58    $ 89    $152     $321     $29      $ 89      $152       $322
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   ASSET
   ALLOCATION
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $159    $205     $287    $55    $ 78    $134     $286     $26      $ 79      $135       $287
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103   $163    $212     $303    $56    $ 83    $142     $302     $27      $ 83      $142       $303
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $165    $215     $308    $57    $ 84    $144     $307     $28      $ 85      $145       $308
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $167    $218     $314    $58    $ 86    $147     $313     $28      $ 87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BOND FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $161    $208     $293    $55    $ 80    $137     $292     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $167    $218     $314    $58    $ 86    $147     $313     $28      $ 87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GLOBAL GROWTH
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $167    $218     $313    $57    $ 86    $147     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $171    $226     $328    $59    $ 91    $155     $327     $30      $ 91      $156       $328
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $173    $228     $333    $60    $ 92    $157     $332     $30      $ 93      $158       $333
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $177    $236     $348    $61    $ 97    $165     $347     $32      $ 98      $166       $348
 -----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GLOBAL SMALL
  CAPITALIZATION
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $177    $236     $349    $61    $ 97    $166     $348     $32      $ 98      $166       $349
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $110   $182    $244     $364    $63    $102    $173     $363     $34      $103      $174       $364
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101   $157    $201     $280    $54    $ 76    $130     $279     $25      $ 77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103   $161    $209     $295    $56    $ 80    $138     $294     $26      $ 81      $139       $295
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103   $163    $211     $301    $56    $ 82    $141     $300     $27      $ 83      $141       $301
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105   $168    $219     $316    $58    $ 87    $148     $315     $29      $ 88      $149       $316
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GROWTH-INCOME
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101   $156    $199     $276    $54    $ 75    $128     $275     $25      $ 76      $129       $276
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $102   $160    $207     $292    $55    $ 80    $136     $291     $26      $ 80      $137       $292
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103   $162    $210     $297    $56    $ 81    $139     $296     $27      $ 82      $140       $297
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $104   $167    $218     $313    $57    $ 86    $147     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   INTERNATIONAL
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163    $212     $302    $56    $ 82    $141     $301     $27      $ 83      $142       $302
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $168    $220     $317    $58    $ 87    $149     $316     $29      $ 88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $169    $222     $322    $58    $ 89    $152     $321     $29      $ 89      $152       $322
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   NEW WORLD
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $107   $173    $229     $335    $60    $ 93    $158     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $108   $178    $237     $350    $61    $ 97    $166     $349     $32      $ 98      $167       $350
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $109   $179    $239     $355    $62    $ 99    $169     $354     $33      $100      $169       $355
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $110   $184    $247     $370    $63    $104    $176     $369     $34      $105      $177       $370
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN REAL
   ESTATE FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163    $212     $303    $56    $ 83    $142     $302     $27      $ 83      $142       $303
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $168    $220     $318    $58    $ 87    $149     $317     $29      $ 88      $150       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $174    $231     $338    $60    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL
   CAP FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $174    $231     $339    $60    $ 94    $160     $338     $31      $ 95      $161       $339
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $180    $242     $359    $62    $100    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN
   STRATEGIC
   INCOME
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $102   $160    $207     $292    $55    $ 80    $136     $291     $26      $ 80      $137       $292
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $104   $165    $215     $308    $57    $ 84    $144     $307     $28      $ 85      $145       $308
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $104   $167    $218     $313    $57    $ 86    $147     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $106   $171    $226     $328    $59    $ 91    $155     $327     $30      $ 91      $156       $328
 -----------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN
   TECHNOLOGY
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $108   $176    $235     $346    $61    $ 96    $164     $345     $32      $ 97      $165       $346
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $109   $181    $243     $361    $63    $101    $172     $360     $33      $102      $173       $361
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $110   $182    $245     $366    $63    $102    $174     $365     $34      $103      $175       $366
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $112   $187    $253     $380    $65    $107    $182     $379     $35      $108      $183       $380
 -----------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY
   MARKET HLS
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $101   $157    $202     $283    $54    $ 77    $132     $282     $25      $ 77      $132       $283
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $103   $162    $210     $298    $56    $ 81    $140     $298     $27      $ 82      $140       $298
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $103   $164    $213     $304    $56    $ 83    $142     $303     $27      $ 84      $143       $304
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $105   $169    $221     $319    $58    $ 88    $150     $318     $29      $ 89      $151       $319
 -----------------------------------------------------------------------------------------------------------------------
 MFS CAPITAL
   OPPORTUNITIES
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
 MFS EMERGING
   GROWTH SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $103   $163    $212     $303    $56    $ 83    $142     $302     $27      $ 83      $142       $303
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $168    $220     $318    $58    $ 87    $149     $317     $29      $ 88      $150       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $174    $231     $338    $60    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
 MFS GLOBAL
   EQUITY SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $107   $173    $229     $335    $60    $ 93    $158     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $108   $178    $237     $350    $61    $ 97    $166     $349     $32      $ 98      $167       $350
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $109   $179    $239     $355    $62    $ 99    $169     $354     $33      $100      $169       $355
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $110   $184    $247     $370    $63    $104    $176     $369     $34      $105      $177       $370
 -----------------------------------------------------------------------------------------------------------------------
 MFS HIGH INCOME
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
 MFS INVESTORS
   GROWTH STOCK
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
 MFS INVESTORS
   TRUST SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $164    $214     $305    $57    $ 83    $143     $304     $27      $ 84      $144       $305
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $169    $221     $320    $58    $ 88    $151     $319     $29      $ 89      $151       $320
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $170    $224     $325    $59    $ 90    $153     $324     $30      $ 90      $154       $325
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $107   $175    $232     $340    $60    $ 94    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
 MFS MID CAP
   GROWTH SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $165    $216     $309    $57    $ 85    $145     $308     $28      $ 85      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 MFS NEW
   DISCOVERY
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $170    $223     $324    $59    $ 89    $153     $323     $29      $ 90      $153       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $174    $231     $339    $60    $ 94    $160     $338     $31      $ 95      $161       $339
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $180    $242     $359    $62    $100    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
 MFS TOTAL
   RETURN SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $104   $165    $215     $308    $57    $ 84    $144     $307     $28      $ 85      $145       $308
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $106   $171    $226     $328    $59    $ 91    $155     $327     $30      $ 91      $156       $328
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $108   $176    $233     $343    $61    $ 95    $162     $342     $31      $ 96      $163       $343
 -----------------------------------------------------------------------------------------------------------------------
 MUTUAL SHARES
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $174    $231     $338    $60    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $176    $233     $343    $61    $ 95    $162     $342     $31      $ 96      $163       $343
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $180    $241     $358    $62    $100    $170     $357     $33      $101      $171       $358
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON ASSET
   STRATEGY FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $170    $224     $325    $59    $ 90    $153     $324     $30      $ 90      $154       $325
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $107   $175    $232     $340    $60    $ 94    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $176    $234     $345    $61    $ 96    $163     $344     $32      $ 97      $164       $345
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $109   $181    $242     $360    $62    $101    $171     $359     $33      $101      $172       $360
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   DEVELOPING
   MARKETS
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $111   $185    $249     $373    $64    $105    $178     $373     $35      $106      $179       $373
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $112   $189    $257     $388    $65    $110    $186     $387     $36      $110      $187       $388
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $113   $191    $259     $392    $66    $111    $188     $392     $37      $112      $189       $392
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $114   $195    $267     $407    $68    $116    $196     $406     $38      $117      $197       $407
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   GROWTH
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $172    $227     $330    $59    $ 91    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $108   $176    $234     $345    $61    $ 96    $163     $344     $32      $ 97      $164       $345
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $178    $237     $350    $61    $ 97    $166     $349     $32      $ 98      $167       $350
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $110   $182    $245     $365    $63    $102    $174     $364     $34      $103      $175       $365
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   INTERNATIONAL
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $106   $172    $227     $330    $59    $ 91    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $108   $176    $234     $345    $61    $ 96    $163     $344     $32      $ 97      $164       $345
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $108   $178    $237     $350    $61    $ 97    $166     $349     $32      $ 98      $167       $350
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $110   $182    $245     $365    $63    $102    $174     $364     $34      $103      $175       $365
 -----------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:
x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY & EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Prudential Jennison Portfolio, Prudential Jennison International Growth Portfolio, Prudential 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments Fund Management LLC (PIFM), a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential) serves as the overall investment adviser for The Prudential Series Fund, Inc. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

The Prudential Investment Corporation (PIC), provides investment advisory services for the value equity portion of the Prudential 20/20 Focus Portfolio. PIC's address is 751 Broad Street, Newark, New Jersey 07102. Jennison Associates LLC (Jennison) provides investment advisory services for the growth equity portion of the Prudential 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. Jennison also provides investment advisory services for the Prudential Jennison Portfolio and the Jennison International Growth Portfolio.

Jennison provides investment advisory services for approximately half of the assets of the Prudential Value Portfolio. Deutsche Asset Management, Inc. (Deutsche) and Key Asset Management, Inc. (Key) each provide investment advisory services for approximately 25% of the assets of the Prudential Value Portfolio. Deutsche's address is 280 Park Avenue, New York, New York 10017. Key's address is 130 Public Square, Cleveland, Ohio 44114.


The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, and the AIM V.I. Value Fund are investment company portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment adviser for these funds.



American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.


Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel LLC. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PRUDENTIAL JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

PRUDENTIAL 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.


AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.



AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.



AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests at least 65% of its total assets in common stocks of blue chip companies.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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AIM V.I. CAPITAL APPRECIATION FUND -- Seeks long-term growth of capital. Invests in companies likely to benefit from newer innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.



AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests in debt securities issued, guaranteed or otherwise backed by the United States Government.



AIM V.I. INTERNATIONAL EQUITY FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in foreign over-the-counter markets.



AIM V.I. MID CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap-TM- Index.



AIM V.I. VALUE FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests primarily in equity securities judged by the fund's adviser to be undervalued relative to the adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to the equity market generally.


AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.


AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.


AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non-U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in equity securities of companies expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (FORMERLY MFS GROWTH SERIES) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY MFS GROWTH WITH INCOME SERIES) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON ASSET STRATEGY FUND -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in emerging market equity securities.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

TEMPLETON INTERNATIONAL SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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(the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months.

Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Premium Payment is $500. Under certain situations, we may allow smaller Premium
Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.



Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.



- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.



In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.



ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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potentially harmful to other Contract Owners. We will consider the following factors:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

TRANSFER INSTRUCTIONS YOU SEND ELECTRONICALLY ARE CONSIDERED TO BE RECEIVED BY HARTFORD AT THE TIME AND DATE STATED ON THE ELECTRONIC ACKNOWLEDGEMENT HARTFORD RETURNS TO YOU. IF THE TIME AND DATE INDICATED ON THE ACKNOWLEDGEMENT IS BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON A VALUATION DAY, THE INSTRUCTIONS WILL BE CARRIED OUT THAT DAY. OTHERWISE, THE INSTRUCTIONS WILL BE CARRIED OUT AT THE CLOSE OF THE NEW YORK STOCK EXCHANGE THE NEXT VALUATION DAY. IF YOU DO NOT RECEIVE AN ELECTRONIC ACKNOWLEDGEMENT, YOU SHOULD TELEPHONE US AS SOON AS POSSIBLE.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must:
  (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you and your Annuitant are age 69 or under on the date the Earnings
Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.
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- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death. If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?


The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.


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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.


IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
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To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.
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34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue
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Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.


For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.


5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?



You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.



FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

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VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity
Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return


The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:


Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase(-Registered Trademark-) is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of
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the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASES OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to
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    pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such
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amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------
accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue
Service.
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42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,
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44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualifed tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.
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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10%
penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.
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46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.
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48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



There is no information for Prudential Jennison International Growth Portfolio, Prudential Value Portfolio, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, AIM V.I. Value Fund, and the American Funds Blue Chip Income and Growth Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.



                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.000(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.827
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.821
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.000(a)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.813
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.000
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.805
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.185(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.574
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.179
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.565
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.187(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.937
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.181
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.927
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $16.074(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.942
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $16.064
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.930
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $17.949(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.867
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $17.937
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.854
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $14.655(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.663
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $14.646
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.651
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.277(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.694
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.271
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.684
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $17.289(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.268
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $17.278
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.255
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.616(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.291
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.607
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.280
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.568(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.768
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.562
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.758
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $21.677(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $14.606
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $21.663
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $14.592
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.109(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.869
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.102
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.859
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                          --
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                                --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                          --
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                                --
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.024(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.034
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.023
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.033
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $14.317(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.855
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $14.308
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.844
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $18.198(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.132
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $18.187
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.120
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.465(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.877
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.458
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.866
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (FORMERLY MFS GROWTH
 SERIES)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $13.029(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.273
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $13.021
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.262
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (FORMERLY MFS GROWTH WITH
 INCOME SERIES)
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.418(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.541
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.412
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.532
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.141(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.819
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.134
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.809
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                         $--
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $--
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                         $--
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                               $--
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $17.516(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.102
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $17.505
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.089
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.159(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.861
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.153
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.851
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED
SUB-ACCOUNT                                                                      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.276(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.846
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.270
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.836
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.949(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.342
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.942
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.332
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.600(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.639
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.594
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.630
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.578(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.074
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.572
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.064
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.669(b)
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.138
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.662
---------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.128
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in thousands)                   --
---------------------------------------------------------------------------------------------------

(a) Inception date June 22, 2000.

(b) Inception date March 6, 2000.

To obtain a Statement of Additional Information for Hartford Leaders Elite Plus variable annuity, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           HARTFORD LEADERS ELITE PLUS


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: September 20, 2001
Date of Statement of Additional Information: September 20, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................2
      Safekeeping of Assets...................................................2
      Independent Public Accountants..........................................2
      Non-Participating.......................................................3
      Misstatement of Age or Sex..............................................4
      Principal Underwriter...................................................4
PERFORMANCE RELATED INFORMATION...............................................4
      Total Return for all Sub-Accounts.......................................4
      Yield for Sub-Accounts..................................................5
      Money Market Sub-Accounts...............................................5
      Additional Materials....................................................6
      Performance Comparisons.................................................6
PERFORMANCE TABLES............................................................8
FINANCIAL STATEMENTS.......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $52,247,774; 1999: $16,156,318; and 1998: $0.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.
                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.


There is no information for Prudential Jennison International Growth Portfolio, Prudential Value Portfolio, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Equity Fund, and the American Funds Blue Chip Income and Growth Fund Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              SUB-ACCOUNT        1 YEAR         5 YEAR         10 YEAR         SINCE
                                       INCEPTION DATE                                                   INCEPTION
---------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio            04/25/1995        -30.08%         14.26%           N/A           16.94%
---------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio         05/03/1999        -18.32%          N/A             N/A           -3.05%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund          04/01/1999        -10.08%          N/A             N/A           19.94%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                09/10/2001          N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                  12/29/1999        -20.69%          N/A             N/A          -20.54%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       04/01/1999        -23.37%          N/A             N/A            6.46%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    12/29/1999        -30.25%          N/A             N/A          -30.05%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund      04/01/1999         -2.68%          N/A             N/A           -4.45%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund       04/01/1999        -38.61%          N/A             N/A           -0.65%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund             09/10/2001          N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                      04/01/1999        -27.04%          N/A             N/A           -8.75%
---------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund     08/01/1989         -8.32%          N/A             N/A           -4.92%
---------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
Growth Fund                              07/05/2001          N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                 01/02/1996         -7.73%          N/A             N/A           -5.89%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund        04/30/1997        -31.20%          N/A             N/A            5.21%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small              04/30/1998        -28.90%          N/A             N/A           14.96%
Capitalization Fund
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund               02/08/1984         -8.25%          N/A             N/A           17.39%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund        02/08/1984         -4.82%          N/A             N/A           -0.18%
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund        05/01/1990        -34.34%          N/A             N/A            5.60%
---------------------------------------------------------------------------------------------------------------------
American Funds New World Fund            06/17/1999        -25.13%          N/A             N/A           -8.58%
---------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                01/24/1989         18.43%          N/A             N/A            6.48%
---------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                  11/01/1995        -27.17%          N/A             N/A           25.02%
---------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities     07/01/1999         -7.78%          N/A             N/A           -6.12%
Fund
---------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund      05/01/2000          N/A            N/A             N/A          -36.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund           06/30/1980         -6.63%          N/A             N/A           -4.17%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
Opportunities Series                     08/14/1996        -16.24%          N/A             N/A            9.99%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
Growth Series                            07/24/1995        -31.93%          N/A             N/A           10.42%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
Series                                   05/03/1999        -19.62%          N/A             N/A           -1.13%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Growth Stock Series (formerly MFS
Growth Series)                           05/03/1999        -18.71%          N/A             N/A            8.25%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Trust Series (formerly MFS Growth with
Income Series)                           10/09/1995        -12.79%          N/A             N/A           -6.78%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
Series                                   07/26/1995        -19.21%          N/A             N/A          -13.14%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
Series                                   05/01/2000          N/A            N/A             N/A          -14.67%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
Series                                   05/01/1998        -14.60%          N/A             N/A           27.36%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
Series                                   01/03/1995          3.11%          N/A             N/A            1.07%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund            11/08/1996          0.39%          N/A             N/A            4.12%
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund            08/24/1988        -12.60%          N/A             N/A            1.60%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets             03/04/1996        -43.88%          N/A             N/A          -13.37%
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund         03/15/1994        -11.20%          N/A             N/A            2.33%
---------------------------------------------------------------------------------------------------------------------
Templeton International Securities       05/01/1992        -14.98%          N/A             N/A            0.77%
Fund
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                            FUND INCEPTION       1 YEAR         5 YEAR         10 YEAR         SINCE
                                            DATE                                                        INCEPTION
---------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio            04/25/1995        -19.08%         17.42%           N/A           19.35%
---------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio         05/03/1999         -7.32%          N/A             N/A            5.22%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund          05/01/1998          0.92%          N/A             N/A           13.63%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                09/10/2001          N/A            N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                  12/29/1999         -9.69%          N/A             N/A           -9.62%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       05/03/1993        -12.37%         13.56%           N/A           15.43%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund    12/29/1999        -19.25%          N/A             N/A          -19.11%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund      05/05/1993          8.32%          3.59%           N/A            3.64%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund       05/05/1993        -27.61%          9.27%           N/A            9.78%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Equity Fund             09/10/2001          N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                      05/03/1993        -16.04%         13.98%           N/A           15.38%
---------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund     08/01/1989          2.68%         10.00%          10.66%          9.17%
---------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
Growth Fund                              07/05/2001          N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                 01/02/1996          3.27%          N/A             N/A            3.67%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund        04/30/1997        -20.20%          N/A             N/A           17.48%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small              04/30/1998        -17.90%          N/A             N/A           18.27%
Capitalization Fund
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund               02/08/1984          2.75%         24.59%          20.16%         16.71%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund        02/08/1984          6.18%         14.17%          13.65%         13.17%
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund        05/01/1990        -23.34%         14.27%          11.70%         10.32%
---------------------------------------------------------------------------------------------------------------------
American Funds New World Fund            06/17/1999        -14.13%          N/A             N/A            0.47%
---------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                01/24/1989         29.43%          8.63%          11.61%          8.61%
---------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                  11/01/1995        -16.17%         18.25%           N/A           18.06%
---------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities     07/01/1999          3.22%          N/A             N/A            3.33%
Fund
---------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund      05/01/2000          N/A            N/A             N/A          -25.13%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund           06/30/1980          4.37%          3.63%           3.19%          5.56%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
Opportunities Series                     08/14/1996         -5.24%          N/A             N/A           20.99%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
Growth Series                            07/24/1995        -20.93%         20.14%           N/A           21.74%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global
Equity Series                            05/03/1999         -8.62%          N/A             N/A            7.00%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Growth Stock Series (formerly MFS
Growth Series)                           05/03/1999         -7.71%          N/A             N/A           15.87%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
Trust Series (formerly MFS Growth with
Income Series)                           10/09/1995         -1.79%         14.15%           N/A           14.80%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
Series                                   07/26/1995         -8.21%          3.01%           N/A            3.60%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap
Growth Series                            05/01/2000          N/A            N/A             N/A           -3.67%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
Series                                   05/01/1998         -3.60%          N/A             N/A           20.94%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total
Return Series                            01/03/1995         14.11%         11.40%           N/A           13.61%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund            11/08/1996         11.39%          N/A             N/A            9.64%
---------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund            08/24/1988         -1.60%         10.63%          12.19%         10.02%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets             03/04/1996        -32.88%          N/A             N/A          -12.96%
Securities Fund
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund         03/15/1994         -0.20%         11.12%           N/A           10.00%
---------------------------------------------------------------------------------------------------------------------
Templeton International Securities       05/01/1992         -3.98%         11.25%           N/A           11.20%
Fund
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 YIELD                EFFECTIVE YIELD
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              4.56%                     4.67%
----------------------------------------------------------------------------------------------------------------------


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                      YIELD
----------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                                                          N/A
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                                                         N/A
----------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                                                      N/A
----------------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Money Market, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estates Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Franklin Strategic Income Securities, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Strategy, Templeton International Securities, Templeton Developing Markets Securities, Templeton Growth Securities, Franklin Technology Securities, Mercury V.I. U.S. Large Cap, Merrill Lynch Global Growth Focus and MFS Mid Cap Growth sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                           AMERICAN
                                             MONEY          FUNDS        AMERICAN FUNDS
                                          MARKET FUND  ASSET ALLOCATION       BOND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                          -----------  ----------------  --------------
ASSETS:
  Investments in the Hartford Money
   Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
   Shares                     25,877,724
   Cost                      $25,877,724
      Market Value......................  $25,877,724       --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
   Shares                      2,826,914
   Cost                      $42,827,235
      Market Value......................      --         $44,297,739          --
    Bond Fund
   Shares                      2,423,965
   Cost                      $23,923,794
      Market Value......................      --            --            $24,627,481
    Global Growth Fund
   Shares                      3,529,052
   Cost                      $72,012,921
      Market Value......................      --            --                --
    Global Small Capitalization Fund
   Shares                      2,163,706
   Cost                      $37,465,875
      Market Value......................      --            --                --
    Growth Fund
   Shares                      3,418,846
   Cost                     $261,161,595
      Market Value......................      --            --                --
    Growth-Income Fund
   Shares                      6,625,483
   Cost                     $226,639,902
      Market Value......................      --            --                --
    International Fund
   Shares                      3,811,064
   Cost                      $95,588,653
      Market Value......................      --            --                --
    New World Fund
   Shares                      1,753,523
   Cost                      $19,425,325
      Market Value......................      --            --                --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund
    Shares                       236,546
   Cost                       $3,767,536
      Market Value......................      --            --                --
  Due from Hartford Life and Annuity
   Insurance Company....................      90,907          46,702           61,417
  Receivable from fund shares sold......      --            --                --
                                          -----------    -----------      -----------
  Total Assets..........................  25,968,631      44,344,441       24,688,898
                                          -----------    -----------      -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --            --                --
  Payable for fund shares purchased.....      88,896          46,731           61,426
                                          -----------    -----------      -----------
  Total Liabilities.....................      88,896          46,731           61,426
                                          -----------    -----------      -----------
  Net Assets (variable annuity contract
   liabilities).........................  $25,879,735    $44,297,710      $24,627,472
                                          ===========    ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                          AMERICAN FUNDS
                                          AMERICAN FUNDS   GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                          GLOBAL GROWTH   CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL
                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                          --------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments in the Hartford Money
   Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
   Shares                     25,877,724
   Cost                      $25,877,724
      Market Value......................       --              --              --              --              --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
   Shares                      2,826,914
   Cost                      $42,827,235
      Market Value......................       --              --              --              --              --
    Bond Fund
   Shares                      2,423,965
   Cost                      $23,923,794
      Market Value......................       --              --              --              --              --
    Global Growth Fund
   Shares                      3,529,052
   Cost                      $72,012,921
      Market Value......................   $60,734,983         --              --              --              --
    Global Small Capitalization Fund
   Shares                      2,163,706
   Cost                      $37,465,875
      Market Value......................       --          $30,811,168         --              --              --
    Growth Fund
   Shares                      3,418,846
   Cost                     $261,161,595
      Market Value......................       --              --          $250,567,188        --              --
    Growth-Income Fund
   Shares                      6,625,483
   Cost                     $226,639,902
      Market Value......................       --              --              --          $232,753,213        --
    International Fund
   Shares                      3,811,064
   Cost                      $95,588,653
      Market Value......................       --              --              --              --          $78,241,150
    New World Fund
   Shares                      1,753,523
   Cost                      $19,425,325
      Market Value......................       --              --              --              --              --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund
    Shares                       236,546
   Cost                       $3,767,536
      Market Value......................       --              --              --              --              --
  Due from Hartford Life and Annuity
   Insurance Company....................       119,906          81,774          869,836         633,389        --
  Receivable from fund shares sold......       --              --              --              --              114,217
                                           -----------     -----------     ------------    ------------    -----------
  Total Assets..........................    60,854,889      30,892,942      251,437,024     233,386,602     78,355,367
                                           -----------     -----------     ------------    ------------    -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --              --              --              --              113,637
  Payable for fund shares purchased.....       119,936          81,801          869,305         633,477        --
                                           -----------     -----------     ------------    ------------    -----------
  Total Liabilities.....................       119,936          81,801          869,305         633,477        113,637
                                           -----------     -----------     ------------    ------------    -----------
  Net Assets (variable annuity contract
   liabilities).........................   $60,734,953     $30,811,141      250,567,719    $232,753,125    $78,241,730
                                           ===========     ===========     ============    ============    ===========

                                                           FRANKLIN
                                          AMERICAN FUNDS  REAL ESTATE
                                            NEW WORLD        FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          --------------  -----------
ASSETS:
  Investments in the Hartford Money
   Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA

   Shares                     25,877,724

   Cost                      $25,877,724
      Market Value......................       --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund

   Shares                      2,826,914

   Cost                      $42,827,235
      Market Value......................       --             --
    Bond Fund

   Shares                      2,423,965

   Cost                      $23,923,794
      Market Value......................       --             --
    Global Growth Fund

   Shares                      3,529,052

   Cost                      $72,012,921
      Market Value......................       --             --
    Global Small Capitalization Fund

   Shares                      2,163,706

   Cost                      $37,465,875
      Market Value......................       --             --
    Growth Fund

   Shares                      3,418,846

   Cost                     $261,161,595
      Market Value......................       --             --
    Growth-Income Fund

   Shares                      6,625,483

   Cost                     $226,639,902
      Market Value......................       --             --
    International Fund

   Shares                      3,811,064

   Cost                      $95,588,653
      Market Value......................       --             --
    New World Fund

   Shares                      1,753,523

   Cost                      $19,425,325
      Market Value......................   $17,254,664        --
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Real Estate Fund

    Shares                       236,546

   Cost                       $3,767,536
      Market Value......................       --         $4,106,442
  Due from Hartford Life and Annuity
   Insurance Company....................        81,644        53,075
  Receivable from fund shares sold......       --             --
                                           -----------    ----------
  Total Assets..........................    17,336,308     4,159,517
                                           -----------    ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --             --
  Payable for fund shares purchased.....        81,405        53,072
                                           -----------    ----------
  Total Liabilities.....................        81,405        53,072
                                           -----------    ----------
  Net Assets (variable annuity contract
   liabilities).........................   $17,254,903    $4,106,445
                                           ===========    ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                             FRANKLIN          FRANKLIN
                                          FRANKLIN SMALL   MUTUAL SHARES   STRATEGIC INCOME
                                             CAP FUND     SECURITIES FUND        FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          --------------  ---------------  ----------------
ASSETS:
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Small Cap Fund
   Shares                      1,463,017
   Cost                      $36,698,433
      Market Value......................   $30,928,180         --               --
    Mutual Shares Securities Fund
   Shares                      1,328,479
   Cost                      $17,464,095
      Market Value......................       --           $18,890,965         --
    Strategic Income Securities Fund*
    Shares                       580,590
   Cost                       $5,812,276
      Market Value......................       --              --             $5,742,035
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series
   Shares                      2,357,376
   Cost                      $49,938,064
      Market Value......................       --              --               --
    Emerging Growth Series
   Shares                      1,872,987
   Cost                      $63,848,704
      Market Value......................       --              --               --
    Global Equity Series
    Shares                       251,960
   Cost                       $2,884,504
      Market Value......................       --              --               --
    Growth Series
   Shares                      3,700,368
   Cost                      $51,016,700
      Market Value......................       --              --               --
    Growth with Income Series
   Shares                      2,226,934
   Cost                      $46,543,517
      Market Value......................       --              --               --
    High Income Series
    Shares                       888,809
   Cost                       $9,675,844
      Market Value......................       --              --               --
    New Discovery Series
   Shares                      1,075,840
   Cost                      $18,587,533
      Market Value......................       --              --               --
    Total Return Series
   Shares                      1,027,719
   Cost                      $18,512,329
      Market Value......................       --              --               --
  Due from Hartford Life and Annuity
   Insurance Company....................       159,476           35,983            7,373
  Receivable from fund shares sold......       --              --               --
                                           -----------      -----------       ----------
  Total Assets..........................    31,087,656       18,926,948        5,749,408
                                           -----------      -----------       ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --              --               --
  Payable for fund shares purchased.....       159,521           35,993            7,373
                                           -----------      -----------       ----------
  Total Liabilities.....................       159,521           35,993            7,373
                                           -----------      -----------       ----------
  Net Assets (variable annuity contract
   liabilities).........................   $30,928,135      $18,890,955       $5,742,035
                                           ===========      ===========       ==========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                           MFS CAPITAL                                                MFS GROWTH
                                          OPPORTUNITIES  MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME    MFS HIGH
                                             SERIES      GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES     INCOME SERIES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -------------  -------------  -------------  -------------  -----------  -------------
ASSETS:
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Small Cap Fund
   Shares                      1,463,017
   Cost                      $36,698,433
      Market Value......................       --             --            --              --            --           --
    Mutual Shares Securities Fund
   Shares                      1,328,479
   Cost                      $17,464,095
      Market Value......................       --             --            --              --            --           --
    Strategic Income Securities Fund*
    Shares                       580,590
   Cost                       $5,812,276
      Market Value......................       --             --            --              --            --           --
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series
   Shares                      2,357,376
   Cost                      $49,938,064
      Market Value......................   $45,403,071        --            --              --            --           --
    Emerging Growth Series
   Shares                      1,872,987
   Cost                      $63,848,704
      Market Value......................       --         $54,016,959       --              --            --           --
    Global Equity Series
    Shares                       251,960
   Cost                       $2,884,504
      Market Value......................       --             --         $2,721,168         --            --           --
    Growth Series
   Shares                      3,700,368
   Cost                      $51,016,700
      Market Value......................       --             --            --          $48,104,789       --           --
    Growth with Income Series
   Shares                      2,226,934
   Cost                      $46,543,517
      Market Value......................       --             --            --              --        $46,787,893      --
    High Income Series
    Shares                       888,809
   Cost                       $9,675,844
      Market Value......................       --             --            --              --            --        $8,745,882
    New Discovery Series
   Shares                      1,075,840
   Cost                      $18,587,533
      Market Value......................       --             --            --              --            --           --
    Total Return Series
   Shares                      1,027,719
   Cost                      $18,512,329
      Market Value......................       --             --            --              --            --           --
  Due from Hartford Life and Annuity
   Insurance Company....................       289,401        437,334       --              115,546      262,861        17,862
  Receivable from fund shares sold......       --             --             91,450         --            --           --
                                           -----------    -----------    ----------     -----------   -----------   ----------
  Total Assets..........................    45,692,472     54,454,293     2,812,618      48,220,335   47,050,754     8,763,744
                                           -----------    -----------    ----------     -----------   -----------   ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --             --             91,453         --            --           --
  Payable for fund shares purchased.....       289,416        437,551       --              115,611      262,866        17,861
                                           -----------    -----------    ----------     -----------   -----------   ----------
  Total Liabilities.....................       289,416        437,551        91,453         115,611      262,866        17,861
                                           -----------    -----------    ----------     -----------   -----------   ----------
  Net Assets (variable annuity contract
   liabilities).........................   $45,403,056    $54,016,742    $2,721,165     $48,104,724   $46,787,888   $8,745,883
                                           ===========    ===========    ==========     ===========   ===========   ==========

                                            MFS NEW
                                           DISCOVERY      MFS TOTAL
                                             SERIES     RETURN SERIES
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------  -------------
ASSETS:
  Investments in Franklin Templeton
   Variable Insurance Products Trust:
    Small Cap Fund

   Shares                      1,463,017

   Cost                      $36,698,433
      Market Value......................      --             --
    Mutual Shares Securities Fund

   Shares                      1,328,479

   Cost                      $17,464,095
      Market Value......................      --             --
    Strategic Income Securities Fund*

    Shares                       580,590

   Cost                       $5,812,276
      Market Value......................      --             --
  Investments in the MFS Variable
   Insurance Trust:
    Capital Opportunities Series

   Shares                      2,357,376

   Cost                      $49,938,064
      Market Value......................      --             --
    Emerging Growth Series

   Shares                      1,872,987

   Cost                      $63,848,704
      Market Value......................      --             --
    Global Equity Series

    Shares                       251,960

   Cost                       $2,884,504
      Market Value......................      --             --
    Growth Series

   Shares                      3,700,368

   Cost                      $51,016,700
      Market Value......................      --             --
    Growth with Income Series

   Shares                      2,226,934

   Cost                      $46,543,517
      Market Value......................      --             --
    High Income Series

    Shares                       888,809

   Cost                       $9,675,844
      Market Value......................      --             --
    New Discovery Series

   Shares                      1,075,840

   Cost                      $18,587,533
      Market Value......................  $17,869,702        --
    Total Return Series

   Shares                      1,027,719

   Cost                      $18,512,329
      Market Value......................      --         $20,133,008
  Due from Hartford Life and Annuity
   Insurance Company....................      254,235         32,627
  Receivable from fund shares sold......      --             --
                                          -----------    -----------
  Total Assets..........................   18,123,937     20,165,635
                                          -----------    -----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --             --
  Payable for fund shares purchased.....      254,247         32,627
                                          -----------    -----------
  Total Liabilities.....................      254,247         32,627
                                          -----------    -----------
  Net Assets (variable annuity contract
   liabilities).........................  $17,869,690    $20,133,008
                                          ===========    ===========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                            TEMPLETON        TEMPLETON
                                          ASSET STRATEGY   INTERNATIONAL
                                               FUND       SECURITIES FUND
                                          SUB-ACCOUNT**    SUB-ACCOUNT**
                                          --------------  ---------------
ASSETS:
  Investments in the Franklin Templeton
  Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares                   425,577
      Cost                   $8,525,960
      Market Value......................    $8,141,288         --
    International Securities Fund
      Shares                   473,827
      Cost                   $9,098,767
      Market Value......................       --           $8,846,359
    Developing Markets Securities Fund
      Shares                   756,332
      Cost                   $4,846,815
      Market Value......................       --              --
    Growth Securities Fund
      Shares                   796,740
      Cost                  $10,949,208
      Market Value......................       --              --
    Technology Securities Fund
      Shares                   196,193
      Cost                   $1,820,198
      Market Value......................       --              --
  Investments in the Mercury Asset
  Management V.I. Funds, Inc.:
    V.I. U.S. Large Cap Fund
      Shares                    77,026
      Cost                    $875,163
      Market Value......................       --              --
  Investments in the Merrill Lynch
  Variable Series Funds, Inc.:
    Global Growth Focus Fund
      Shares                    33,853
      Cost                    $473,676
    Market Value........................       --              --
  Investments in the MFS Variable
  Insurance Trust:
    Mid Cap Growth Series
      Shares                   408,448
      Cost                   $4,137,498
    Market Value........................       --              --
    Due from Hartford Life and Annuity
    Insurance Company...................        11,012         --
    Receivable from fund shares sold....       --              281,350
                                            ----------      ----------
    Total Assets........................     8,152,300       9,127,709
                                            ----------      ----------
LIABILITIES:
    Due to Hartford Life and Annuity
    Insurance Company...................       --              281,364
    Payable for fund shares purchased...        11,010         --
                                            ----------      ----------
    Total Liabilities...................        11,010         281,364
                                            ----------      ----------
    Net Assets (variable annuity
    contract liabilities)...............    $8,141,290      $8,846,345
                                            ==========      ==========

 ** Formerly Templeton Asset Allocation Fund, Templeton International Fund, Templeton Developing Markets Equity Fund, and Templeton Global Growth Fund, respectively. Change effective on May 1, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                              TEMPLETON          TEMPLETON        FRANKLIN      MERCURY V.I.  MERRILL LYNCH
                                          DEVELOPING MARKETS      GROWTH         TECHNOLOGY      U.S. LARGE   GLOBAL GROWTH
                                           SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    CAP FUND     FOCUS FUND
                                            SUB-ACCOUNT**      SUB-ACCOUNT**     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------------  ---------------  ---------------  ------------  -------------
ASSETS:
  Investments in the Franklin Templeton
   Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares                   425,577
      Cost                   $8,525,960
      Market Value......................        --                 --               --              --            --
    International Securities Fund
      Shares                   473,827
      Cost                   $9,098,767
      Market Value......................        --                 --               --              --            --
    Developing Markets Securities Fund
      Shares                   756,332
      Cost                   $4,846,815
      Market Value......................      $3,970,745           --               --              --            --
    Growth Securities Fund
      Shares                   796,740
      Cost                  $10,949,208
      Market Value......................        --              $10,915,341         --              --            --
    Technology Securities Fund
      Shares                   196,193
      Cost                   $1,820,198
      Market Value......................        --                 --            $1,485,181         --            --
  Investments in the Mercury Asset
   Management V.I. Funds, Inc.:
    V.I. U.S. Large Cap Fund
      Shares                    77,026
      Cost                    $875,163
      Market Value......................        --                 --               --            $766,412        --
  Investments in the Merrill Lynch
   Variable Series Funds, Inc.:
    Global Growth Focus Fund
      Shares                    33,853
      Cost                    $473,676
    Market Value........................        --                 --               --              --          $396,083
  Investments in the MFS Variable
   Insurance Trust:
    Mid Cap Growth Series
      Shares                   408,448
      Cost                   $4,137,498
    Market Value........................        --                 --               --              --            --
    Due from Hartford Life and Annuity
     Insurance Company..................        --                   11,211           3,834          3,698        --
    Receivable from fund shares sold....         262,519           --               --              --            --
                                              ----------        -----------      ----------       --------      --------
    Total Assets........................       4,233,264         10,926,552       1,489,015        770,110       396,083
                                              ----------        -----------      ----------       --------      --------
LIABILITIES:
    Due to Hartford Life and Annuity
     Insurance Company..................         262,535           --               --              --                48
    Payable for fund shares purchased...        --                   11,212           3,835          3,699        --
                                              ----------        -----------      ----------       --------      --------
    Total Liabilities...................         262,535             11,212           3,835          3,699            48
                                              ----------        -----------      ----------       --------      --------
    Net Assets (variable annuity
     contract liabilities)..............      $3,970,729        $10,915,340      $1,485,180       $766,411      $396,035
                                              ==========        ===========      ==========       ========      ========


                                           MFS MID CAP
                                          GROWTH SERIES
                                           SUB-ACCOUNT
                                          -------------
ASSETS:
  Investments in the Franklin Templeton
   Variable Insurance Products Trust:
    Asset Strategy Fund
      Shares                   425,577
      Cost                   $8,525,960
      Market Value......................       --
    International Securities Fund
      Shares                   473,827
      Cost                   $9,098,767
      Market Value......................       --
    Developing Markets Securities Fund
      Shares                   756,332
      Cost                   $4,846,815
      Market Value......................       --
    Growth Securities Fund
      Shares                   796,740
      Cost                  $10,949,208
      Market Value......................       --
    Technology Securities Fund
      Shares                   196,193
      Cost                   $1,820,198
      Market Value......................       --
  Investments in the Mercury Asset
   Management V.I. Funds, Inc.:
    V.I. U.S. Large Cap Fund
      Shares                    77,026
      Cost                    $875,163
      Market Value......................       --
  Investments in the Merrill Lynch
   Variable Series Funds, Inc.:
    Global Growth Focus Fund
      Shares                    33,853
      Cost                    $473,676
    Market Value........................       --
  Investments in the MFS Variable
   Insurance Trust:
    Mid Cap Growth Series
      Shares                   408,448
      Cost                   $4,137,498
    Market Value........................    $3,978,285
    Due from Hartford Life and Annuity
     Insurance Company..................       418,682
    Receivable from fund shares sold....       --
                                            ----------
    Total Assets........................     4,396,967
                                            ----------
LIABILITIES:
    Due to Hartford Life and Annuity
     Insurance Company..................       --
    Payable for fund shares purchased...       418,682
                                            ----------
    Total Liabilities...................       418,682
                                            ----------
    Net Assets (variable annuity
     contract liabilities)..............    $3,978,285
                                            ==========

 ** Formerly Templeton Asset Allocation Fund, Templeton International Fund, Templeton Developing Markets Equity Fund, and Templeton Global Growth Fund, respectively. Change effective on May 1, 2000.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Fund 1.25%..........    7,609,092   $ 1.065463  $    8,107,206
  Money Market Fund 1.5%...........   12,849,683     1.061464      13,639,476
  Money Market Fund 1.4%...........    1,688,618     1.063063       1,795,107
  Money Market Fund 1.65%..........      756,742     1.059483         801,756
  Money Market Fund .8%............       33,755     1.060835          35,809
  Money Market Fund 1.5%...........      798,760     1.011114         807,637
  Money Market Fund 1.65%..........      685,380     1.010744         692,744
  Asset Allocation Fund 1.25%......    2,837,572    10.064148      28,557,749
  Asset Allocation Fund 1.5%.......      641,675    10.026450       6,433,720
  Asset Allocation Fund 1.4%.......      584,129    10.041511       5,865,537
  Asset Allocation Fund 1.65%......       44,218    10.007678         442,519
  Asset Allocation Fund .8%........      205,393    10.902166       2,239,228
  Asset Allocation Fund .95%.......       18,634    10.882344         202,781
  Asset Allocation Fund 1.50%......       35,298    10.273011         362,619
  Asset Allocation Fund 1.65%......       18,848    10.269229         193,557
  Bond Fund 1.25%..................    1,321,252    10.463220      13,802,897
  Bond Fund 1.5%...................      558,172    10.424016       5,818,391
  Bond Fund 1.40%..................      302,013    10.439674       3,152,921
  Bond Fund 1.65%..................       57,814    10.404514         601,531
  Bond Fund .8%....................       43,493    10.623982         462,074
  Bond Fund .95%...................        1,915    10.604648          20,305
  Bond Fund 1.5%...................       72,870    10.077316         734,332
  Bond Fund 1.65%..................        1,328    10.073602          13,373
  Global Growth Fund 1.25%.........    3,129,479    11.184467      34,923,163
  Global Growth Fund 1.5%..........    1,117,691    11.142575      12,453,951
  Global Growth Fund 1.4%..........      628,420    11.159320       7,012,741
  Global Growth Fund 1.65%.........      172,100    11.121717       1,914,053
  Global Growth Fund .8%...........      264,820    11.040226       2,923,673
  Global Growth Fund .95%..........       35,357    11.020139         389,644
  Global Growth Fund 1.5%..........       96,768     8.695104         841,404
  Global Growth Fund 1.65%.........       22,772     8.691886         197,927
  Global Small Capitalization Fund
   1.25%...........................    1,651,412    11.346275      18,724,834
  Global Small Capitalization Fund
   1.5%............................      508,624    11.303766       5,749,362
  Global Small Capitalization Fund
   1.4%............................      337,341    11.320750       3,818,950
  Global Small Capitalization Fund
   1.65%...........................       73,257    11.282598         826,533
  Global Small Capitalization Fund
   .80%............................       87,101    10.636774         926,474
  Global Small Capitalization Fund
   .95%............................       21,390    10.617430         227,110
  Global Small Capitalization Fund
   1.5%............................       52,604     8.390789         395,362
  Global Small Capitalization Fund
   1.65%...........................       10,009     8.387684          83,951
  Growth Fund 1.25%................   11,162,903    12.895742     143,657,832
  Growth Fund 1.5%.................    3,889,698    12.847444      49,972,674
  Growth Fund 1.4%.................    2,732,995    12.866738      35,164,732
  Growth Fund 1.65%................      521,643    12.823399       6,689,230
  Growth Fund .8%..................      700,362    13.313834       9,324,500
  Growth Fund .95%.................       39,691    13.289630         527,478
  Growth Fund 1.5%.................      391,901     8.981523       3,425,558
  Growth Fund 1.65%................      157,640     8.978210       1,415,328
  Growth-Income Fund 1.25%.........   13,497,444    10.210273     137,444,022
  Growth-Income Fund 1.5%..........    4,016,430    10.172022      40,855,212
  Growth-Income Fund 1.4%..........    3,363,637    10.187302      34,266,387
  Growth-Income Fund 1.65%.........      453,014    10.152979       4,599,444

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Growth-Income Fund .80%..........    1,003,563   $11.407373  $   11,448,023
  Growth-Income Fund .95%..........       61,144    11.386640         696,227
  Growth-Income Fund 1.5%..........      252,363    10.334930       2,608,154
  Growth-Income Fund 1.65%.........       45,212    10.331121         467,087
  International Fund 1.25%.........    4,005,103    11.269365      45,101,890
  International Fund 1.5%..........    1,576,925    11.227162      17,704,397
  International Fund 1.4%..........      860,865    11.244022       9,679,580
  International Fund 1.65%.........      180,869    11.206149       2,026,845
  International Fund .8%...........      182,558    10.653508       1,944,885
  International Fund .95%..........       27,410    10.634128         291,484
  International Fund 1.5%..........      141,712     8.604440       1,190,461
  International Fund 1.65%.........       27,929     8.601262         240,226
  New World Fund 1.25%.............    1,103,959    10.036510      11,075,183
  New World Fund 1.5%..............      293,713     9.998904       2,936,805
  New World Fund 1.4%..............      165,852    10.013929       1,660,834
  New World Fund 1.65%.............       17,503     9.980182         174,679
  New World Fund .8%...............      100,697    10.573599       1,064,728
  New World Fund .95%..............       13,707    10.554370         144,666
  New World Fund 1.5%..............       19,775     9.472627         187,317
  New World Fund 1.65%.............          632     9.469126           5,983
  Real Estate Fund 1.25%...........      235,991    11.472833       2,701,513
  Real Estate Fund 1.5%............       43,788    11.429867         500,493
  Real Estate Fund 1.4%............       37,599    11.447037         430,398
  Real Estate Fund 1.65%...........        7,767    11.408470          88,609
  Real Estate Fund .8%.............       10,771    13.239341         142,599
  Real Estate Fund 1.5%............       14,988    10.477351         157,034
  Real Estate Fund 1.65%...........        7,622    10.473489          79,832
  Small Cap Fund 1.25%.............    1,198,890    14.000562      16,761,909
  Small Cap Fund 1.5%..............      485,976    13.948115       6,778,447
  Small Cap Fund 1.4%..............      360,384    13.969081       5,034,230
  Small Cap Fund 1.65%.............       47,590    13.921990         662,543
  Small Cap Fund .8%...............       68,786    13.333062         917,128
  Small Cap Fund .95%..............          539    13.308790           7,177
  Small Cap Fund 1.5%..............       79,973     8.115438         649,018
  Small Cap Fund 1.65%.............       11,644     8.112434          94,463
  Mutual Shares Securities Fund
   12.5%...........................      960,065    10.939872      10,491,319
  Mutual Shares Securities Fund
   1.5%............................      357,966    10.898891       3,901,430
  Mutual Shares Securities Fund
   1.4%............................      302,179    10.915268       3,298,360
  Mutual Shares Securities Fund
   1.65%...........................       35,305    10.878497         384,063
  Mutual Shares Securities Fund
   .8%.............................       30,782    12.138656         373,652
  Mutual Shares Securities Fund
   .95%............................        2,621    12.116589          31,759
  Mutual Shares Securities Fund
   1.5%............................       37,217    10.489457         390,391
  Mutual Shares Securities Fund
   1.65%...........................          793    10.485600           8,310
  Strategic Income Securities Fund
   1.25%...........................      352,238    10.544310       3,714,111
  Strategic Income Securities Fund
   1.5%............................       73,942    10.504815         776,744
  Strategic Income Securities Fund
   1.4%............................       91,677    10.520588         964,498
  Strategic Income Securities Fund
   1.65%...........................        6,243    10.485142          65,462
  Strategic Income Securities Fund
   .8%.............................        3,314    10.785043          35,742
  Strategic Income Securities Fund
   1.5%............................       17,345    10.121969         175,567
  Strategic Income Securities Fund
   1.65%...........................          979    10.118235           9,911
  Capital Opportunities Series
   1.25%...........................    2,075,030    11.608314      24,048,526
  Capital Opportunities Series
   1.5%............................      859,949    11.564828       9,945,163

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Capital Opportunities Series
   1.4%............................      541,999   $11.582205  $    6,277,541
  Capital Opportunities Series
   1.65%...........................      165,255    11.543176       1,907,563
  Capital Opportunities Series
   .80%............................      100,026    12.333562       1,233,677
  Capital Opportunities Series
   .95%............................       15,186    12.311139         186,955
  Capital Opportunities Series
   1.5%............................      150,380     8.781849       1,320,614
  Capital Opportunities Series
   1.65%...........................       50,570     8.778603         443,938
  Emerging Growth Series 1.25%.....    2,536,681    12.225672      30,876,300
  Emerging Growth Series 1.5%......      792,220    12.179875       9,649,143
  Emerging Growth Series 1.4%......      682,703    12.198168       8,327,721
  Emerging Growth Series 1.65%.....      161,000    12.157082       1,957,295
  Emerging Growth Series .8%.......      128,462    12.332105       1,584,205
  Emerging Growth Series .95%......        7,148    12.309680          87,989
  Emerging Growth Series 1.5%......      135,257     8.138075       1,100,730
  Emerging Growth Series 1.65%.....       36,512     8.135065         297,030
  Global Equity Series 1.25%.......      112,664    10.627631       1,197,354
  Global Equity Series 1.5%........       72,003    10.587829         762,354
  Global Equity Series 1.4%........       41,749    10.603736         442,700
  Global Equity Series 1.65%.......        4,222    10.568017          44,617
  Global Equity Series .8%.........        8,222    11.084475          91,138
  Global Equity Series 1.5%........       19,027     9.617938         183,002
  Growth Series 1.25%..............    2,489,336    11.118658      27,583,699
  Growth Series 1.5%...............      671,464    11.077021       7,437,824
  Growth Series 1.4%...............      750,980    11.093649       8,331,108
  Growth Series 1.65%..............      135,374    11.056282       1,496,729
  Growth Series .8%................       96,007    11.595473       1,113,252
  Growth Series .95%...............        1,238    11.574388          14,332
  Growth Series 1.5%...............      144,244     8.717623       1,257,469
  Growth Series 1.65%..............       89,041     8.714402         775,939
  Growth with Income Series
   1.25%...........................    2,826,865     9.809803      27,656,935
  Growth with Income Series 1.5%...      536,250     9.773057       5,240,803
  Growth with Income Series 1.4%...      975,858     9.787725       9,551,430
  Growth with Income Series
   1.65%...........................      121,801     9.754762       1,188,140
  Growth with Income Series .8%....      189,189    11.018726       2,084,627
  Growth with Income Series .95%...       20,494    10.998691         225,405
  Growth with Income Series 1.5%...       68,495     9.695268         664,079
  Growth with Income Series
   1.65%...........................       10,567     9.691687         102,417
  High Income Series 1.25%.........      521,043     9.251181       4,802,561
  High Income Series 1.5%..........      196,634     9.216513       1,812,283
  High Income Series 1.4%..........      163,157     9.230364       1,505,997
  High Income Series 1.56%.........       11,557     9.199270         106,316
  High Income Series .8%...........       34,862     9.481401         330,544
  High Income Series .95%..........        1,831     9.464161          17,329
  High Income Series 1.5%..........       13,677     9.341196         127,758
  High Income Series 1.65%.........        2,719     9.337749          25,390
  New Discovery Series 1.25%.......      623,347    13.855878       8,577,632
  New Discovery Series 1.5%........      328,464    13.803963       4,534,103
  New Discovery Series 1.4%........      211,219    13.824693       2,920,034
  New Discovery Series 1.65%.......       74,371    13.778128       1,024,687
  New Discovery Series .8%.........       26,915    14.997715         403,668
  New Discovery Series .955%.......        7,603    14.970437         113,820
  New Discovery Series 1.5%........       21,832     9.158711         199,958

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  New Discovery Series 1.65%.......        3,975   $ 9.155331  $       36,395
  Total Return Series 1.25%........    1,064,346    11.097748      11,729,398
  Total Return Series 1.5%.........      299,213    11.056189       3,308,161
  Total Return Series 1.4%.........      234,596    11.072778       2,597,633
  Total Return Series 1.65%........       45,370    11.035491         500,678
  Total Return Series .8%..........       91,666    11.890679       1,089,975
  Total Return Series .95%.........        1,863    11.869070          22,118
  Total Return Series 1.5%.........       68,793    10.499685         722,303
  Total Return Series 1.65%........        7,651    10.495816          80,298
  Asset Strategy Fund 1.25%........      447,398    10.722004       4,797,007
  Asset Strategy Fund 1.5%.........      110,131    10.681827       1,176,404
  Asset Strategy Fund 1.4%.........      139,347    10.697878       1,490,715
  Asset Strategy Fund 1.65%........       15,114    10.661840         161,145
  Asset Strategy Fund .8%..........       42,088    11.095595         466,997
  Asset Strategy Fund .95%.........           82    11.075417             903
  Asset Strategy Fund 1.5%.........        4,656    10.116970          47,102
  Asset Strategy Fund 1.65%........          101    10.113240           1,018
  International Securities Fund
   1.25%...........................      440,048    10.551097       4,468,530
  International Securities Fund
   1.5%............................      155,845    10.511570       1,638,180
  International Securities Fund
   1.4%............................      116,039    10.527365       1,221,586
  International Securities Fund
   1.65%...........................       71,505    10.491885         750,223
  International Securities Fund
   .8%.............................       28,943    10.968996         317,481
  International Securities Fund
   .95%............................        2,167    10.949037          23,729
  International Securities Fund
   1.65%...........................       21,558    10.098938         217,711
  International Securities Fund
   1.5%............................        3,412    10.095219          34,442
  Developing Markets Securities
   Fund 1.25%......................      273,441     7.731682       2,114,156
  Developing Markets Securities
   Fund 1.5%.......................       99,338     7.702669         765,167
  Developing Markets Securities
   Fund 1.4%.......................      106,782     7.714263         823,741
  Developing Markets Securities
   Fund 1.65%......................       12,896     7.688235          99,147
  Developing Markets Securities
   Fund .8%........................       17,343     8.893097         154,236
  Developing Markets Securities
   Fund 1.5%.......................          613     9.302610           5,699
  Developing Markets Securities
   Fund 1.65%......................          923     9.299177           8,584
  Growth Securities Fund 1.25%.....      568,731    10.625539       5,943,091
  Growth Securities Fund 1.5%......      252,278    10.585740       2,670,552
  Growth Securities Fund 1.4%......      126,143    10.601651       1,337,323
  Growth Securities Fund 1.65%.....       24,680    10.565929         260,763
  Growth Securities Fund .8%.......       19,003    11.322734         215,163
  Growth Securities Fund 1.5%......       25,415    10.486489         266,517
  Growth Securities Fund 1.65%.....       11,634    10.482632         121,954
  Technology Securities Fund
   1.25%...........................       79,128     5.738540         454,079
  Technology Securities Fund
   1.40%...........................       12,767     5.735668          73,225
  Technology Securities Fund
   1.5%............................       30,318     5.733753         173,838
  Technology Securities Fund
   1.65%...........................        9,976     5.730884          57,169
  Technology Securities Fund .8%...          921     5.747169           5,294
  Technology Securities Fund
   1.5%............................       63,933     6.377430         407,726
  Technology Securities Fund
   1.65%...........................       49,231     6.375058         313,849
  Mercury V.I. U.S. Large Cap Fund
   1.25%...........................       47,084     9.158767         431,236
  Mercury V.I. U.S. Large Cap Fund
   1.4%............................       36,660     9.142783         335,175
  Merrill Lynch Global Growth Focus
   Fund 1.4%.......................       26,596    10.467623         278,400
  Merrill Lynch Global Growth Focus
   Fund 1.25%......................       11,258    10.449365         117,636
  Mid Cap Growth Series 1.25%......      166,060     8.526731       1,415,951
  Mid Cap Growth Series 1.4%.......       20,868     8.522497         177,843

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Mid Cap Growth Series 1.5%.......      122,434   $ 8.519670  $    1,043,095
  Mid Cap Growth Series 1.65%......       17,167     8.515432         146,183
  Mid Cap Growth Series .8%........        6,181     8.539462          52,781
  Mid Cap Growth Series .95%.......          767     8.535219           6,543
  Mid Cap Growth Series 1.5%.......       94,043     9.211127         866,244
  Mid Cap Growth Series 1.65%......       29,285     9.207723         269,645
                                                               --------------
  SUB-TOTAL INDIVIDUAL.............                             1,105,314,924
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Bond Fund 1.25%..................        2,069    10.463220          21,648
  Global Growth Fund 1.25%.........        7,009    11.184467          78,397
  Global Small Capitalization Fund
   1.25%...........................        1,105    11.346275          12,537
  Global Small Capitalization Fund
   1.5%............................        5,486     8.390789          46,028
  Growth - Income Fund 1.25%.......       36,098    10.210273         368,569
  Growth Fund 1.25%................       22,959    12.895742         296,079
  Growth Fund 1.5%.................       10,500     8.981523          94,308
  International Fund 1.25%.........        2,935    11.269365          33,075
  International Fund 1.5%..........        3,357     8.604440          28,887
  New World Fund 1.25%.............          469    10.036510           4,708
  Real Estate Fund 1.25%...........          520    11.472833           5,967
  Small Cap Fund 1.25%.............        1,658    14.000562          23,219
  Mutual Shares Securities 1.25%...        1,067    10.939872          11,671
  Capital Opportunities 1.25%......        3,366    11.608314          39,079
  Emerging Growth Series 1.25%.....       11,151    12.225672         136,329
  Growth Series 1.25%..............        8,488    11.118658          94,372
  Growth with Income Series
   1.25%...........................        7,549     9.809803          74,052
  High Income Series 1.25%.........        1,914     9.251181          17,705
  New Discovery Series 1.25%.......        4,286    13.855878          59,393
  Total Return Series 1.25%........        7,429    11.097748          82,443
  Growth Securities Fund 1.25%.....        9,409    10.625539          99,978
  International Securities Fund
   1.25%...........................       16,535    10.551097         174,463
                                                               --------------
  SUB-TOTAL........................                                 1,802,907
                                                               --------------
GRAND TOTAL........................                            $1,107,117,831
                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                            AMERICAN
                              MONEY          FUNDS        AMERICAN FUNDS  AMERICAN FUNDS
                           MARKET FUND  ASSET ALLOCATION       BOND       GLOBAL GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 798,328      $   65,972       $  53,163      $     31,046
EXPENSES:
  Mortality and expense
   undertakings..........    (186,276)       (342,355)       (179,466)         (523,983)
                            ---------      ----------       ---------      ------------
    Net investment income
     (loss)..............     612,052        (276,383)       (126,303)         (492,937)
                            ---------      ----------       ---------      ------------
CAPITAL GAINS INCOME.....      --            --               --                235,553
                            ---------      ----------       ---------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      --             (36,693)         (3,000)           81,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           1,994,568         736,873       (13,160,388)
                            ---------      ----------       ---------      ------------
    Net gain (loss) on
     investments.........      --           1,957,875         733,873       (13,079,377)
                            ---------      ----------       ---------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 612,052      $1,681,492       $ 607,570      $(13,336,761)
                            =========      ==========       =========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           AMERICAN FUNDS                                                                   FRANKLIN      FRANKLIN
                            GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE     SMALL
                           CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND        CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $    38,457     $   --          $    151,984    $     18,958    $   281,512     $ 62,893    $   --
EXPENSES:
  Mortality and expense
   undertakings..........      (299,584)      (1,998,339)     (1,754,714)       (692,272)      (152,569)     (19,329)      (236,450)
                            -----------     ------------    ------------    ------------    -----------     --------    -----------
    Net investment income
     (loss)..............      (261,127)      (1,998,339)     (1,602,730)       (673,314)       128,943       43,564       (236,450)
                            -----------     ------------    ------------    ------------    -----------     --------    -----------
CAPITAL GAINS INCOME.....       279,686          605,084       1,329,858         519,141        408,326       37,504        835,841
                            -----------     ------------    ------------    ------------    -----------     --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         7,739            7,916          (9,215)        136,911            993       29,026         45,282
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (7,306,498)     (11,861,907)     11,853,365     (19,338,188)    (2,750,545)     334,855     (6,504,566)
                            -----------     ------------    ------------    ------------    -----------     --------    -----------
    Net gain (loss) on
     investments.........    (7,298,759)     (11,853,991)     11,844,150     (19,201,277)    (2,749,552)     363,881     (6,459,284)
                            -----------     ------------    ------------    ------------    -----------     --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(7,280,200)    $(13,247,246)   $ 11,571,278    $(19,355,450)   $(2,212,283)    $444,949    $(5,859,893)
                            ===========     ============    ============    ============    ===========     ========    ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME      MFS CAPITAL
                           SECURITIES FUND  SECURITIES FUND   OPPORTUNITIES SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $  229,809         $295,090          $ --
EXPENSES:
  Mortality and expense
   undertakings..........      (143,781)         (41,954)            (321,057)
                             ----------         --------          -----------
    Net investment income
     (loss)..............        86,028          253,136             (321,057)
                             ----------         --------          -----------
CAPITAL GAINS INCOME.....       201,306          --                 1,213,707
                             ----------         --------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        (2,608)              77               (1,064)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,385,885          (66,125)          (5,383,858)
                             ----------         --------          -----------
    Net gain (loss) on
     investments.........     1,383,277          (66,048)          (5,384,922)
                             ----------         --------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,670,611         $187,088          $(4,492,272)
                             ==========         ========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                           MFS GROWTH                    MFS NEW
                             MFS EMERGING     MFS GLOBAL         MFS       WITH INCOME    MFS HIGH      DISCOVERY      MFS TOTAL
                            GROWTH SERIES    EQUITY SERIES  GROWTH SERIES    SERIES     INCOME SERIES     SERIES     RETURN SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------  -----------  -------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   --            $  12,891     $   --         $  97,319     $ 396,766    $   --         $  153,874
EXPENSES:
  Mortality and expense
   undertakings..........        (456,558)       (18,833)       (392,696)    (369,215)      (78,328)      (126,287)     (120,310)
                             ------------      ---------     -----------    ---------     ---------    -----------    ----------
    Net investment income
     (loss)..............        (456,558)        (5,942)       (392,696)    (271,896)      318,438       (126,287)       33,564
                             ------------      ---------     -----------    ---------     ---------    -----------    ----------
CAPITAL GAINS INCOME.....       1,383,230         50,669         150,940      176,714       --             105,085       148,167
                             ------------      ---------     -----------    ---------     ---------    -----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........          (7,680)        19,501          (9,550)       1,244          (230)        12,055           410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (12,451,665)      (186,894)     (4,301,281)    (237,466)     (958,837)    (1,057,870)    1,596,430
                             ------------      ---------     -----------    ---------     ---------    -----------    ----------
    Net gain (loss) on
     investments.........     (12,459,345)      (167,393)     (4,310,831)    (236,222)     (959,067)    (1,045,815)    1,596,840
                             ------------      ---------     -----------    ---------     ---------    -----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(11,532,673)     $(122,666)    $(4,552,587)   $(331,404)    $(640,629)   $(1,067,017)   $1,778,571
                             ============      =========     ===========    =========     =========    ===========    ==========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                             TEMPLETON        TEMPLETON
                           ASSET STRATEGY   INTERNATIONAL
                                FUND       SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  56,695        $  58,620
EXPENSES:
  Mortality and expense
   undertakings..........      (61,124)         (75,835)
                             ---------        ---------
    Net investment
     loss................       (4,429)         (17,215)
                             ---------        ---------
CAPITAL GAINS INCOME.....      419,755          404,483
                             ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          756          101,376
  Net unrealized
   depreciation of
   investments during the
   period................     (453,210)        (450,256)
                             ---------        ---------
    Net loss on
     investments.........     (452,454)        (348,880)
                             ---------        ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $ (37,128)       $  38,388
                             =========        =========

  *  From inception, September 1, 2000 to December 31, 2000.
 **  From inception, November 1, 1999 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                                MERRILL LYNCH
                               TEMPLETON          TEMPLETON        FRANKLIN      MERCURY V.I.   GLOBAL GROWTH
                           DEVELOPING MARKETS      GROWTH         TECHNOLOGY      U.S. LARGE     FOCUS FUND     MFS MID CAP
                            SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    CAP FUND         SUB-       GROWTH SERIES
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT**    ACCOUNT**    SUB-ACCOUNT*
                           ------------------  ---------------  ---------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    18,964         $  81,491        $ --            $     239      $  1,490       $ --
EXPENSES:
  Mortality and expense
   undertakings..........         (38,337)          (83,434)          (3,409)         (6,022)       (2,349)         (6,472)
                              -----------         ---------        ---------       ---------      --------       ---------
    Net investment
     loss................         (19,373)           (1,943)          (3,409)         (5,783)         (859)         (6,472)
                              -----------         ---------        ---------       ---------      --------       ---------
CAPITAL GAINS INCOME.....        --                 551,590          --               11,540        24,337         --
                              -----------         ---------        ---------       ---------      --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          21,681            24,501         (125,044)           (250)         (259)            589
  Net unrealized
   depreciation of
   investments during the
   period................      (1,004,965)         (183,238)        (335,017)       (108,751)      (77,594)       (159,213)
                              -----------         ---------        ---------       ---------      --------       ---------
    Net loss on
     investments.........        (983,284)         (158,737)        (460,061)       (109,001)      (77,853)       (158,624)
                              -----------         ---------        ---------       ---------      --------       ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(1,002,657)        $ 390,910        $(463,470)      $(103,244)     $(54,375)      $(165,096)
                              ===========         =========        =========       =========      ========       =========

  *  From inception, September 1, 2000 to December 31, 2000.
 **  From inception, November 1, 1999 to December 31, 2000.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                             AMERICAN
                              MONEY           FUNDS        AMERICAN FUNDS  AMERICAN FUNDS
                           MARKET FUND   ASSET ALLOCATION       BOND       GLOBAL GROWTH
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $    612,052    $  (276,383)     $  (126,303)    $   (492,937)
  Capital gains income...       --            --                --               235,553
  Net realized (loss)
   gain on security
   transactions..........       --             (36,693)          (3,000)          81,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --           1,994,568          736,873      (13,160,388)
                           ------------    -----------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       612,052      1,681,492          607,570      (13,336,761)
                           ------------    -----------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............    33,410,028     14,418,065       10,747,612       35,996,629
  Net transfers..........   (11,344,058)    17,821,508        9,921,792       27,118,207
  Surrenders for benefit
   payments and fees.....    (1,632,962)      (926,278)        (605,389)      (1,504,924)
  Net annuity
   transactions..........       --            --                 21,106          103,984
                           ------------    -----------      -----------     ------------
  Net increase in net
   assets resulting from
   unit transactions.....    20,433,008     31,313,295       20,085,121       61,713,896
                           ------------    -----------      -----------     ------------
  Net increase in net
   assets................    21,045,060     32,994,787       20,692,691       48,377,135
NET ASSETS:
  Beginning of period....     4,834,675     11,302,923        3,934,781       12,357,818
                           ------------    -----------      -----------     ------------
  End of period..........  $ 25,879,735    $44,297,710      $24,627,472     $ 60,734,953
                           ============    ===========      ===========     ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, JULY 1, 1999 TO DECEMBER 31, 1999

                                            AMERICAN
                              MONEY          FUNDS        AMERICAN FUNDS  AMERICAN FUNDS
                           MARKET FUND  ASSET ALLOCATION       BOND       GLOBAL GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   34,072     $    83,006       $   62,965     $    27,048
  Capital gains income...           2         625,352          --              432,861
  Net realized (loss)
   gain on security
   transactions..........      --                (693)              80           4,145
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --            (524,065)         (33,186)      1,882,450
                           -----------    -----------       ----------     -----------
  Net increase in net
   assets resulting from
   operations............      34,074         183,600           29,859       2,346,504
                           -----------    -----------       ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   7,967,520       7,618,821        2,124,047       6,076,761
  Net transfers..........  (3,055,671)      3,527,799        1,800,607       3,965,843
  Surrenders for benefit
   payments and fees.....    (111,248)        (27,297)         (19,732)        (31,290)
  Net annuity
   transactions..........      --            --                --              --
                           -----------    -----------       ----------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....   4,800,601      11,119,323        3,904,922      10,011,314
                           -----------    -----------       ----------     -----------
  Net increase in net
   assets................   4,834,675      11,302,923        3,934,781      12,357,818
NET ASSETS:
  Beginning of period....      --            --                --              --
                           -----------    -----------       ----------     -----------
  End of period..........  $4,834,675     $11,302,923       $3,934,781     $12,357,818
                           ===========    ===========       ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                           AMERICAN FUNDS                                                                   FRANKLIN
                            GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE
                           CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  (261,127)    $ (1,998,339)   $ (1,602,730)   $   (673,314)   $   128,943    $   43,564
  Capital gains income...       279,686          605,084       1,329,858         519,141        408,326        37,504
  Net realized (loss)
   gain on security
   transactions..........         7,739            7,916          (9,215)        136,911            993        29,026
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (7,306,498)     (11,861,907)     11,853,365     (19,338,188)    (2,750,545)      334,855
                            -----------     ------------    ------------    ------------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (7,280,200)     (13,247,246)     11,571,278     (19,355,450)    (2,212,283)      444,949
                            -----------     ------------    ------------    ------------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............    18,153,280      129,225,530      96,985,910      52,648,616      7,580,254     1,745,807
  Net transfers..........    12,406,831       88,851,012      79,279,191      29,422,397      7,364,486     1,600,229
  Surrenders for benefit
   payments and fees.....      (657,553)      (5,136,071)     (5,328,510)     (1,525,552)      (308,990)        5,614
  Net annuity
   transactions..........        65,964          418,745         353,218          75,747          5,911       (83,021)
                            -----------     ------------    ------------    ------------    -----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....    29,968,522      213,359,216     171,289,809      80,621,208     14,641,661     3,268,629
                            -----------     ------------    ------------    ------------    -----------    ----------
  Net increase in net
   assets................    22,688,322      200,111,970     182,861,087      61,265,758     12,429,378     3,713,578
NET ASSETS:
  Beginning of period....     8,122,819       50,455,749      49,892,038      16,975,972      4,825,525       392,867
                            -----------     ------------    ------------    ------------    -----------    ----------
  End of period..........   $30,811,141     $250,567,719    $232,753,125    $ 78,241,730    $17,254,903    $4,106,445
                            ===========     ============    ============    ============    ===========    ==========


                           FRANKLIN SMALL
                              CAP FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (236,450)
  Capital gains income...       835,841
  Net realized (loss)
   gain on security
   transactions..........        45,282
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,504,566)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (5,859,893)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    19,165,990
  Net transfers..........    14,745,302
  Surrenders for benefit
   payments and fees.....      (594,707)
  Net annuity
   transactions..........        28,263
                            -----------
  Net increase in net
   assets resulting from
   unit transactions.....    33,344,848
                            -----------
  Net increase in net
   assets................    27,484,955
NET ASSETS:
  Beginning of period....     3,443,180
                            -----------
  End of period..........   $30,928,135
                            ===========

                           AMERICAN FUNDS                                                                   FRANKLIN
                            GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE
                           CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (17,908)    $   (84,203)    $   110,091     $    21,200      $    2,708     $   (623)
  Capital gains income...       620,472       5,334,235       7,081,509       1,256,215           1,824          343
  Net realized (loss)
   gain on security
   transactions..........         1,272           1,809              52           1,316            (210)           3
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       651,790       1,267,501      (5,740,055)      1,990,685         579,884        4,051
                             ----------     -----------     -----------     -----------      ----------     --------
  Net increase in net
   assets resulting from
   operations............     1,255,626       6,519,342       1,451,597       3,269,416         584,206        3,774
                             ----------     -----------     -----------     -----------      ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     4,912,426      29,873,970      30,646,309       9,369,647       3,017,760      198,158
  Net transfers..........     2,009,812      14,242,350      17,985,180       4,406,012       1,232,526      194,010
  Surrenders for benefit
   payments and fees.....       (55,045)       (179,913)       (191,048)        (69,103)         (8,967)      (3,075)
  Net annuity
   transactions..........       --              --              --              --              --            --
                             ----------     -----------     -----------     -----------      ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     6,867,193      43,936,407      48,440,441      13,706,556       4,241,319      389,093
                             ----------     -----------     -----------     -----------      ----------     --------
  Net increase in net
   assets................     8,122,819      50,455,749      49,892,038      16,975,972       4,825,525      392,867
NET ASSETS:
  Beginning of period....       --              --              --              --              --            --
                             ----------     -----------     -----------     -----------      ----------     --------
  End of period..........    $8,122,819     $50,455,749     $49,892,038     $16,975,972      $4,825,525     $392,867
                             ==========     ===========     ===========     ===========      ==========     ========


                           FRANKLIN SMALL
                              CAP FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,694)
  Capital gains income...             3
  Net realized (loss)
   gain on security
   transactions..........         1,333
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       734,313
                             ----------
  Net increase in net
   assets resulting from
   operations............       730,955
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     1,410,520
  Net transfers..........     1,321,166
  Surrenders for benefit
   payments and fees.....       (19,461)
  Net annuity
   transactions..........       --
                             ----------
  Net increase in net
   assets resulting from
   unit transactions.....     2,712,225
                             ----------
  Net increase in net
   assets................     3,443,180
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $3,443,180
                             ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                              FRANKLIN          FRANKLIN       MFS CAPITAL
                            MUTUAL SHARES   STRATEGIC INCOME  OPPORTUNITIES
                           SECURITIES FUND  SECURITIES FUND      SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    86,028       $  253,136      $  (321,057)
  Capital gains income...        201,306         --              1,213,707
  Net realized (loss)
   gain on security
   transactions..........         (2,608)              77           (1,064)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,385,885          (66,125)      (5,383,858)
                             -----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,670,611          187,088       (4,492,272)
                             -----------       ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      7,320,755        2,101,230       26,827,611
  Net transfers..........      6,299,710        2,660,244       18,035,252
  Surrenders for benefit
   payments and fees.....       (263,709)        (105,061)        (741,004)
  Net annuity
   transactions..........         11,072         --                 (2,838)
                             -----------       ----------      -----------
  Net increase in net
   assets resulting from
   unit transactions.....     13,367,828        4,656,413       44,119,021
                             -----------       ----------      -----------
  Net increase in net
   assets................     15,038,439        4,843,501       39,626,749
NET ASSETS:
  Beginning of year......      3,852,516          898,534        5,776,307
                             -----------       ----------      -----------
  End of year............    $18,890,955       $5,742,035      $45,403,056
                             ===========       ==========      ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, JULY 1, 1999 TO DECEMBER 31, 1999

                              FRANKLIN          FRANKLIN       MFS CAPITAL
                            MUTUAL SHARES   STRATEGIC INCOME  OPPORTUNITIES
                           SECURITIES FUND  SECURITIES FUND      SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   20,854         $ 21,448       $  (10,787)
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........            27                8             (178)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        40,984           (4,116)         848,865
                             ----------         --------       ----------
  Net increase in net
   assets resulting from
   operations............        61,865           17,340          837,900
                             ----------         --------       ----------
UNIT TRANSACTIONS:
  Purchases..............     2,491,146          436,025        3,171,521
  Net transfers..........     1,310,620          449,194        1,789,502
  Surrenders for benefit
   payments and fees.....       (11,115)          (4,025)         (65,866)
  Net annuity
   transactions..........       --               --                43,250
                             ----------         --------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....     3,790,651          881,194        4,938,407
                             ----------         --------       ----------
  Net increase in net
   assets................     3,852,516          898,534        5,776,307
NET ASSETS:
  Beginning of period....       --               --               --
                             ----------         --------       ----------
  End of period..........    $3,852,516         $898,534       $5,776,307
                             ==========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                        MFS GROWTH                    MFS NEW
                           MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME    MFS HIGH      DISCOVERY      MFS TOTAL
                           GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES     INCOME SERIES     SERIES     RETURN SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (456,558)   $   (5,942)    $  (392,696)  $ (271,896)   $  318,438    $  (126,287)   $    33,564
  Capital gains income...     1,383,230        50,669         150,940      176,714       --             105,085        148,167
  Net realized (loss)
   gain on security
   transactions..........        (7,680)       19,501          (9,550)       1,244          (230)        12,055            410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,451,665)     (186,894)     (4,301,281)    (237,466)     (958,837)    (1,057,870)     1,596,430
                           ------------    ----------     -----------   -----------   ----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (11,532,673)     (122,666)     (4,552,587)    (331,404)     (640,629)    (1,067,017)     1,778,571
                           ------------    ----------     -----------   -----------   ----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    32,287,913     1,738,533      22,796,002   16,624,136     4,682,009     10,224,076      7,700,740
  Net transfers..........    24,090,080       845,642      20,316,859   21,662,465     3,009,259      7,077,802      8,180,930
  Surrenders for benefit
   payments and fees.....    (1,201,296)      (21,841)       (957,330)  (1,017,537)     (219,041)      (312,557)      (362,672)
  Net annuity
   transactions..........       119,033       --               60,590       74,904        19,202         64,074         71,117
                           ------------    ----------     -----------   -----------   ----------    -----------    -----------
  Net increase in net
   assets resulting from
   unit transactions.....    55,295,730     2,562,334      42,216,121   37,343,968     7,491,429     17,053,395     15,590,115
                           ------------    ----------     -----------   -----------   ----------    -----------    -----------
  Net increase in net
   assets................    43,763,057     2,439,668      37,663,534   37,012,564     6,850,800     15,986,378     17,368,686
NET ASSETS:
  Beginning of year......    10,253,685       281,497      10,441,190    9,775,324     1,895,083      1,883,312      2,764,322
                           ------------    ----------     -----------   -----------   ----------    -----------    -----------
  End of year............  $ 54,016,742    $2,721,165     $48,104,724   $46,787,888   $8,745,883    $17,869,690    $20,133,008
                           ============    ==========     ===========   ===========   ==========    ===========    ===========

                                                                        MFS GROWTH                    MFS NEW
                           MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME    MFS HIGH      DISCOVERY     MFS TOTAL
                           GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES     INCOME SERIES    SERIES     RETURN SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (18,890)    $   (214)     $   (10,747)  $  (22,828)   $   (4,690)   $   (2,645)   $   (6,708)
  Capital gains income...       --             6,678           20,089       --           --             30,240       --
  Net realized gain
   (loss) on security
   transactions..........        14,860           21              699          710            28           346          (779)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,619,921       23,558        1,389,371      481,842        28,875       340,039        24,249
                            -----------     --------      -----------   ----------    ----------    ----------    ----------
  Net increase in net
   assets resulting from
   operations............     2,615,891       30,043        1,399,412      459,724        24,213       367,980        16,762
                            -----------     --------      -----------   ----------    ----------    ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     4,835,008      158,130        6,014,916    5,093,520     1,427,075       764,906     1,487,466
  Net transfers..........     2,803,121       95,487        3,039,764    4,249,461       455,887       752,518     1,271,385
  Surrenders for benefit
   payments and fees.....       (44,896)      (2,163)         (56,152)     (27,381)      (12,092)       (2,092)      (11,291)
  Net annuity
   transactions..........        44,561       --               43,250       --           --             --           --
                            -----------     --------      -----------   ----------    ----------    ----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....     7,637,794      251,454        9,041,778    9,315,600     1,870,870     1,515,332     2,747,560
                            -----------     --------      -----------   ----------    ----------    ----------    ----------
  Net increase in net
   assets................    10,253,685      281,497       10,441,190    9,775,324     1,895,083     1,883,312     2,764,322
NET ASSETS:
  Beginning of period....       --            --              --            --           --             --           --
                            -----------     --------      -----------   ----------    ----------    ----------    ----------
  End of period..........   $10,253,685     $281,497      $10,441,190   $9,775,324    $1,895,083    $1,883,312    $2,764,322
                            ===========     ========      ===========   ==========    ==========    ==========    ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2000

                             TEMPLETON        TEMPLETON
                           ASSET STRATEGY   INTERNATIONAL
                                FUND       SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
OPERATIONS:
  Net investment loss....    $   (4,429)     $  (17,215)
  Capital gains income...       419,755         404,483
  Net realized gain
  (loss) on security
  transactions...........           756         101,376
  Net unrealized
  depreciation of
  investments during the
  period.................      (453,210)       (450,256)
                             ----------      ----------
  Net (decrease) increase
  in net assets resulting
  from operations........       (37,128)         38,388
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     3,265,643       4,759,427
  Net transfers..........     4,052,337       2,045,610
  Surrenders for benefit
  payments and fees......      (154,859)       (125,220)
  Net annuity
  transactions...........       --               19,596
                             ----------      ----------
  Net increase in net
  assets resulting from
  unit transactions......     7,163,121       6,699,413
                             ----------      ----------
  Net increase in net
  assets.................     7,125,993       6,737,801
NET ASSETS:
  Beginning of year......     1,015,297       2,108,544
                             ----------      ----------
  End of year............    $8,141,290      $8,846,345
                             ==========      ==========

  *  From inception, September 1, 2000 to December 31, 2000
 **  From inception, November 1, 1999 to to December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, JULY 1, 1999 TO DECEMBER 31, 1999

                              TEMPLETON       TEMPLETON
                                ASSET       INTERNATIONAL
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   (1,875)     $   (6,084)
  Capital gains income...       --              --
  Net realized gain on
   security
   transactions..........            28           4,720
  Net unrealized
   appreciation of
   investments during the
   period................        68,538         197,847
                             ----------      ----------
  Net increase in net
   assets resulting from
   operations............        66,691         196,483
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       394,881         812,666
  Net transfers..........       559,125       1,116,318
  Surrenders for benefit
   payments and fees.....        (5,400)       (164,889)
  Net annuity
   transactions..........       --              147,966
                             ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....       948,606       1,912,061
                             ----------      ----------
  Net increase in net
   assets................     1,015,297       2,108,544
NET ASSETS:
  Beginning of period....       --              --
                             ----------      ----------
  End of period..........    $1,015,297      $2,108,544
                             ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                               TEMPLETON          TEMPLETON        FRANKLIN      MERCURY V.I.   MERRILL LYNCH
                           DEVELOPING MARKETS      GROWTH         TECHNOLOGY      U.S. LARGE    GLOBAL GROWTH   MFS MID CAP
                            SECURITIES FUND    SECURITIES FUND  SECURITIES FUND    CAP FUND      FOCUS FUND    GROWTH SERIES
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT*
                           ------------------  ---------------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment loss....     $   (19,373)       $    (1,943)     $   (3,409)      $  (5,783)     $   (859)      $   (6,472)
  Capital gains income...        --                  551,590         --               11,540        24,337          --
  Net realized gain
   (loss) on security
   transactions..........          21,681             24,501        (125,044)           (250)         (259)             589
  Net unrealized
   depreciation of
   investments during the
   period................      (1,004,965)          (183,238)       (335,017)       (108,751)      (77,594)        (159,213)
                              -----------        -----------      ----------       ---------      --------       ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (1,002,657)           390,910        (463,470)       (103,244)      (54,375)        (165,096)
                              -----------        -----------      ----------       ---------      --------       ----------
UNIT TRANSACTIONS:
  Purchases..............       2,043,807          5,678,356       1,245,851         269,967       326,106        2,106,121
  Net transfers..........       1,981,242          2,815,993         706,852         615,067       130,903        2,062,952
  Surrenders for benefit
   payments and fees.....         (70,904)          (272,565)         (4,053)        (15,379)       (6,599)         (25,692)
  Net annuity
   transactions..........        --                   98,808         --              --             --              --
                              -----------        -----------      ----------       ---------      --------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....       3,954,145          8,320,592       1,948,650         869,655       450,410        4,143,381
                              -----------        -----------      ----------       ---------      --------       ----------
  Net increase in net
   assets................       2,951,488          8,711,502       1,485,180         766,411       396,035        3,978,285
NET ASSETS:
  Beginning of year......       1,019,241          2,203,838         --              --             --              --
                              -----------        -----------      ----------       ---------      --------       ----------
  End of year............     $ 3,970,729        $10,915,340      $1,485,180       $ 766,411      $396,035       $3,978,285
                              ===========        ===========      ==========       =========      ========       ==========

                               TEMPLETON        TEMPLETON
                           DEVELOPING MARKETS    GLOBAL
                              EQUITY FUND      GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $   (1,483)     $   (2,555)
  Capital gains income...        --                12,366
  Net realized gain on
   security
   transactions..........             219              44
  Net unrealized
   appreciation of
   investments during the
   period................         128,896         149,371
                               ----------      ----------
  Net increase in net
   assets resulting from
   operations............         127,632         159,226
                               ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         485,858       1,217,309
  Net transfers..........         410,542         836,607
  Surrenders for benefit
   payments and fees.....          (4,791)         (9,304)
  Net annuity
   transactions..........        --                --
                               ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....         891,609       2,044,612
                               ----------      ----------
  Net increase in net
   assets................       1,019,241       2,203,838
NET ASSETS:
  Beginning of period....        --                --
                               ----------      ----------
  End of period..........      $1,019,241      $2,203,838
                               ==========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-26 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (2)  Not applicable.

     (3)  (a)   Principal Underwriter Agreement.(2)

     (3)  (b)   Form of Dealer Agreement.(3)

     (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

     (5)  Form of Application.(4)

     (6)  (a)   Articles of Incorporation of Hartford.(5)

     (6)  (b)   Bylaws of Hartford.(5)

     (7)  Not applicable.

     (8)  Form of Fund Participation Agreement.(6)

     (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

     (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

     (11) No financial statements are omitted.

     (12) Not applicable.

     (13) Not applicable.

     (14) Not applicable.

     (15) Copy of Power of Attorney.

     (16) Organizational Chart.
_______________
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.
(4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on February 22, 2000.
(5) Incorporated by reference to Post Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2001, there were 30,074 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP Variable Account) Hartford
              Life Insurance Company - Separate Account Two (Variable
              Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
              Hartford Life Insurance Company - Separate Account Ten
              (formerly Putnam Capital Manager Trust Separate Account)
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account
              One
              Hartford Life and Annuity Insurance Company - Separate Account Ten (formerly Putnam Capital Manager Trust Separate Account Two) Hartford Life and Annuity Insurance Company - Separate Account Three
              Hartford Life and Annuity Insurance Company - Separate Account
              Five
              Hartford Life and Annuity Insurance Company - Separate Account
              Six
              Hartford Life and Annuity Insurance Company - Separate Account
              Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
                 NAME                            WITH  UNDERWRITER
                 ----                            -----------------
              David A. Carlson               Vice President
              Peter W. Cummins               Senior Vice President
              Bruce W. Ferris                Vice President
              David T. Foy                   Treasurer
              George R. Jay                  Controller
              Ryan Johnson                   Vice President
              Thomas M. Marra                President, Director
              Christine Hayer Repasy         Senior Vice President, General
                                             Counsel and Corporate Secretary
              Lowndes A. Smith               Chairman of the Board and
                                             Chief Executive Officer, Director
              John C. Walters                Executive Vice President, Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of September, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
   (Registrant)

By:  Thomas M. Marra                            *By:  /s/ Marianne O'Doherty
    -------------------------------------            --------------------------
     Thomas M. Marra, President*                      Marianne O'Doherty
                                                      Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
     ------------------------------------
      Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,     By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,         ------------------------
     Director*                                             Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                  Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,         Date: September 10, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-91921

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.